                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21482
                                    ---------------------------------------

                          SunAmerica Specialty Series
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
    (Address of principal executive offices)                    (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                         Harborside Financial Center,
                                 3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    (201) 324-6414
                                                      ------------------------

Date of fiscal year end:   October 31
                          ------------------------

Date of reporting period:        April 30, 2012
                               ------------------------

Item 1. Reports to Stockholders

       2012 SEMI-ANNUAL REPORT

                          SUNAMERICA SPECIALTY SERIES


     High Watermark Funds
     2015 High Watermark Fund
     2020 High Watermark Fund
     SunAmerica
     Alternative Strategies Fund
     Global Trends Fund
     Focused Alpha Growth Fund
     Focused Alpha Large-Cap Fund


                                    [GRAPHIC]



[LOGO]

                        TABLE OF CONTENTS


        MESSAGE FROM THE PRESIDENT..................................  1
        EXPENSE EXAMPLE.............................................  4
        STATEMENT OF ASSETS AND LIABILITIES.........................  6
        STATEMENT OF OPERATIONS.....................................  8
        STATEMENT OF CHANGES IN NET ASSETS..........................  9
        FINANCIAL HIGHLIGHTS........................................ 11
        PORTFOLIO OF INVESTMENTS.................................... 17
        NOTES TO FINANCIAL STATEMENTS............................... 32
        APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS... 57

        A MESSAGE FROM THE PRESIDENT -- (UNAUDITED)


Dear Shareholders:

We are pleased to present this semi-annual update for the SunAmerica Specialty Series, which consists of the SunAmerica Alternative Strategies Fund, SunAmerica Global Trends Fund, SunAmerica High Watermark Funds and the recently launched SunAmerica Focused Alpha Growth Fund (the "Focused Alpha Growth Fund") and SunAmerica Focused Alpha Large-Cap Fund (the "Focused Alpha Large-Cap Fund"), for the six-month period ended April 30, 2012.+ These Funds offer investors important tools that may potentially enhance portfolio diversification and/or manage risk.

Overall, global equities and bonds advanced solidly during the semi-annual period, though volatility remained a dominant factor. The U.S. equity market was virtually flat in November 2011 when the semi-annual period began, and U.S. Treasury securities were favored over investment-grade corporate bonds and riskier fixed income securities. Investor risk appetite was low primarily because of concerns about Europe's worsening sovereign debt crisis. Improving economic indicators here at home were generally offset by Standard & Poor's downgrades of several large banks and by Congress' failure to come to agreement on spending cuts. In December 2011, U.S. Treasury security yields and global government bond yields continued to decline, but U.S. equities rallied broadly and there was a rebound in riskier fixed income asset classes with improved risk appetite. Such a reduction in market concerns was driven by the European Central Bank's announcement of long-term refinancing operations designed to inject liquidity into Europe's financial system along with other central bank policies meant to ease global financial strains. International equities, however, retreated during the last two months of 2011. The euro's depreciation against the U.S. dollar further weakened returns as measured in U.S. dollars. During these two months, the Greek and Italian governments were replaced; credit conditions for banks tightened; and yields on Italian and Spanish government debt hovered near unsustainable levels.

Demand for U.S. Treasury securities declined between December 2011 and March 2012, and for U.S. and international equities and riskier fixed income asset classes, gains extended through March 2012 amidst growing optimism that the U.S. economy was recovering and that Europe might eventually be able to stem its sovereign debt crisis. Indeed, U.S. economic data was largely better than expected, including employment, bank lending and Gross Domestic Product (GDP) reports. Despite widespread downgrades of sovereign debt by Standard & Poor's, European equity markets reflected improved sentiment that a widespread financial crisis would be averted. The U.S. and international equity markets and riskier fixed income asset classes retreated and U.S. Treasuries and most high quality developed market government bonds rallied in April 2012, however, as questions about the strength of the U.S. economic recovery and increasing politically uncertainty in Europe were renewed. The U.S. labor market appeared to lose some momentum in April, and the government's second estimate of first quarter 2012 U.S. GDP was lower than anticipated at 1.9%. Still, April's housing market data indicated some signs of stabilization, and consumer confidence modestly increased. European economic data, on the other hand, remained generally strong in Germany, but deteriorated elsewhere, heightening investor concerns about debt sustainability there.

Amidst these conditions, the investment markets generally posted positive results during the semi-annual period. Despite the volatility, the semi-annual period was a strong one for the U.S. equity markets, with broad-based gains driving the S&P 500 Index/*/ to a 12.77% return, and for the international equity markets, with the MSCI All Country World Index (net)/*/ returning 7.07%. The Citigroup 10-Year U.S. Treasury Index/*/ returned 3.75%, as yields declined from 2.17% at the beginning of the semi-annual period to 1.95% on April 30, 2012. Similarly, as yields on international government bonds moved lower on expectations of renewed monetary easing amid concerns about global growth momentum, the Citigroup World Government Bond Index (USD, hedged)/*/ returned 2.64%. Meanwhile, the Barclays 1-3 Year Government Bond Index/*/ was essentially flat, returning 0.30% for the same time period. Commodities, as represented by the S&P GSCI Light Energy Total Return Index/*/, also saw muted returns, returning 0.67% for the semi-annual period. Hedge funds and managed futures did not generate strong returns either, with the Hedge Fund Research Equal Weighted Strategies Index/*/ returning 1.52% and the S&P Diversified Trends Indicator Index/*/ returning -4.77% over the same six month period.

Against this backdrop, five of the six SunAmerica Specialty Series portfolios generated positive returns during the semi-annual period.

In our attempt to best serve the interests of our shareholders, we expanded our investment options during the semi-annual period. In particular, effective January 23, 2012, SunAmerica Focused Alpha Growth Fund, Inc. and SunAmerica Focused Alpha Large-Cap

Fund, Inc., each a closed-end investment company, merged with and into the newly organized Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund, respectively. The investment objectives, manager and subadvisers of these new funds remained the same as, and the funds' investment strategies are similar to, those of the closed-end funds.

The newest of our funds in the SunAmerica Specialty Series, the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund bring together well-known equity managers who each contribute stock picks to their respective fund's portfolio. The Focused Alpha Growth Fund brings together Marsico Capital Management LLC ("Marsico") and BAMCO Inc. ("BAMCO"). Marsico emphasizes large-cap growth investing, while BAMCO focuses on small/mid-cap growth opportunities. The Focused Alpha Large-Cap Fund brings together Marsico and BlackRock Investment Management, LLC ("BlackRock"). Marsico emphasizes large-cap growth investing, while BlackRock favors a large-cap value investment style. In each case, the fund managers' combined stock picks, blending different investment styles, are designed to offer the potential for attractive returns over the long term.

The SunAmerica Global Trends Fund, subadvised by Wellington Management Company LLP, allocates assets across a diversified, broad-based spectrum of asset classes, including the global equity and fixed income markets, currencies and commodities. The Fund's strategy normally involves investing in futures instruments that provide investment exposure to these asset classes and uses a rules-based investment process that allows it to move in and out of these 10 asset classes as they trend up or down. This professionally managed process is designed to eliminate the need for investors to make difficult buy-and-sell decisions regarding individual asset classes and may provide the potential for both capital appreciation and reduced volatility.

The SunAmerica Alternative Strategies Fund, subadvised by Pelagos Capital Management, LLC, seeks to provide long-term total return by utilizing an actively-managed, quantitative investment process to provide exposure to a diversified portfolio of alternative, or non-traditional, investment strategies and asset classes, and by investing in U.S. government securities and other fixed income securities. The Fund may provide investors with a way to smooth volatility in their overall portfolios since the returns generated by this exposure are generally expected to provide a low correlation to the returns of equity and fixed income investments.

The High Watermark Funds, pursuant to a proprietary methodology developed by the Funds' subadviser, Trajectory Asset Management LLC, seek to provide investors with risk-controlled exposure to the S&P 500 Index in addition to downside protection and a target maturity. The Funds, subject to certain conditions, offer a feature that is designed to preserve principal and investment gains over the life of each Fund. It is worth noting that the proprietary methodology used by Trajectory continued to result in a very low level of equity exposure for the 2020 High Watermark Fund during the semi-annual period and that the 2015 High Watermark Fund has, as of September 16, 2011, irrevocably allocated its portfolio to fixed income investments.

On the following pages, you will find the financial statements and portfolio information for each of the SunAmerica Specialty Series portfolios for the periods ended April 30, 2012.+

Thank you for being a part of the SunAmerica Specialty Series portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
SunAmerica Asset Management Corp.

--------
Past performance is no guarantee of future results. Diversification and asset allocation do not guarantee a profit nor protect against a loss.
+ For the SunAmerica Focused Alpha Growth Fund and SunAmerica Focused Alpha Large-Cap Fund, the period is January 1, 2012 through April 30, 2012.
* The S&P 500 INDEX is Standard & Poor's 500 Composite Stock Price Index, a widely-recognized, unmanaged index of common stock prices. The MSCI ALL COUNTRY WORLD INDEX (NET) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The CITIGROUP 10-YEAR U.S. TREASURY INDEX is an unmanaged index that computes returns for the current Treasury Notes with a maturity of 10 years or less. Treasury Notes are fixed income securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. The CITIGROUP WORLD GOVERNMENT BOND INDEX (USD, HEDGED) is a market capitalization-weighted bond index consisting of the government bond markets of 23 developed countries. Country eligibility in the WGBI is determined by market size, credit and barriers-to-entry requirement criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$25 million. The BARCLAYS 1-3 YEAR GOVERNMENT BOND INDEX consists of securities in the U.S. Government Index with a maturity from 1 up to (but not including) 3 years. The index includes publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. The S&P GSCI LIGHT ENERGY TOTAL RETURN INDEX is a sub-index of the S&P Goldman Sachs Commodity Index (GSCI) and tracks the performance of commodity futures using the same conventions as the S&P GSCI. The S&P GSCI Light Energy TR Index uses 1/4 of the S&P GSCI contract production weights for the energy components. The S&P GSCI is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully collateralized basis with full reinvestment. The HEDGE FUND RESEARCH EQUAL WEIGHTED STRATEGIES INDEX is calculated by equally weighting these eight hedge strategies with fixed weights for each strategy; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The S&P DIVERSIFIED TRENDS INDICATOR INDEX is a diversified composite of commodity and financial futures designed to provide exposure to major global market trends. It's a composite of 24 highly liquid futures grouped into 14 sectors, evenly weighted between financials and physical commodities. Indices are not managed and an investor cannot invest directly in an index.

The High Watermark Funds' subadviser employs a disciplined quantitative approach through a proprietary, computer-assisted methodology to construct and rebalance the Funds' portfolios. This construction and rebalancing process is similar to asset allocation except that it controls not only portfolio assets such as U.S. government securities but also the portfolios' exposures to equity markets via futures contracts and from time to time options contracts. Under certain circumstances, the Funds may be required to invest 100% of their assets in fixed income securities. In these circumstances, the Funds may not participate meaningfully in any subsequent recovery in the equity markets. Use of fixed income securities reduces the Funds' ability to participate as fully in upward equity market movements, and therefore, represents some loss of opportunity compared to portfolios that are fully invested in equities.
On each High Watermark Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the Fund, adjusted as a result of dividends, distribution and extraordinary expenses. This NAV is the Fund's Protected High Watermark Value. Each High Watermark Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement ("Master Agreement") between SunAmerica Specialty Series, on behalf of the High Watermark Funds, and Prudential Global Funding ("PGF"), under which PGF will pay to a Fund any shortfall between the Protected High Watermark Value and the actual NAV per share of the Fund's Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent company, Prudential Financial Inc., ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the High Watermark Funds, not to the High Watermark Funds' shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. A shareholder's payout will be reduced by any redemption of High Watermark Fund shares or dividends and distributions taken in cash, sales charges and extraordinary fund expenses. Dividends and distributions from the High Watermark Funds are taxable whether or not you reinvest them in additional shares of the High Watermark Funds. The Payment Undertaking does not apply to shares redeemed prior to the Protected Maturity Date and shareholders can lose money on shares redeemed early. If certain obligations are not performed under the Master Agreement (Master Agreement risk), shareholders will receive upon redemption the then-current net asset value, which may be lower than the current high watermark value. Neither the High Watermark Funds nor SunAmerica Asset Management Corp., the Funds' investment adviser, is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make payments under the Master Agreement. The Master Agreement increases the High Watermark Funds' expenses and could lower fund performance. If the Master Agreement is terminated, the fee payable under a new agreement may be higher. The SunAmerica Alternative Strategies Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities and hedge funds. The Fund may also hold investments through the managed futures strategy that may fluctuate significantly in value over short periods of time. Investors should consider buying shares of the SunAmerica Alternative Strategies Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the SunAmerica Alternative Strategies Fund should be willing to assume greater risks of potentially significant short-term share price fluctuation because of the SunAmerica Alternative Strategies Fund's investments in commodity-linked and hedge fund-linked instruments and in managed futures.
The risks associated with the Global Trends Fund's use of futures contracts include the risk that:
(i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Investments that provide exposure to foreign markets involve special risks, such as currency fluctuations, differing financial reporting and regulatory standards, and economic and political instability. These risks are highlighted when the issuer is in an emerging market. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from futures instruments that are tied to foreign instruments or currencies. The Fund also has exposure to the commodities markets, which may subject it to greater volatility than investments in traditional securities. The SunAmerica Global Trends Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by the U.S. government and its agencies, and may also invest in other high-quality, short-term securities ("money market instruments"). The primary purpose of the repurchase agreements and other money market instruments held by the Fund will be to serve as collateral for the futures instruments. The Fund's investments in repurchase agreements involve certain risks involving the default or insolvency of the seller and counterparty risk (i.e. the risk that the counterparty will not perform its obligations). The Fund's return is expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund. Active trading of the Fund's portfolio may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. Active trading may also result in increased tax liability for Fund shareholders. Investors should note that the ability of the subadviser to successfully implement the Fund's strategies, including the proprietary investment process used by the subadviser, will influence the performance of the Fund significantly.
Focused funds are less diversified than typical mutual funds; therefore, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies, and may have less resources and a greater risk of business failure than do large companies.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2012 -- (UNAUDITED)

DISCLOSURE OF FUND EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund (each a "Fund" and collectively, the "Funds") in the SunAmerica Specialty Series (the "Trust"), you may incur two types of costs:
(1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2011 and held until April 30, 2012.

ACTUAL EXPENSES

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Period Ended April 30, 2012" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Period Ended April 30, 2012" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period Ended April 30, 2012" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Period Ended April 30, 2012" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Funds. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Period Ended April 30, 2012" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period Ended April 30, 2012" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Period Ended April 30, 2012" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2012 -- (UNAUDITED) (CONTINUED)

                                                           ACTUAL                                          HYPOTHETICAL
                                         ------------------------------------------- --------------------------------------------
                                                                                                    ENDING ACCOUNT
                                                        ENDING ACCOUNT EXPENSES PAID                 VALUE USING A  EXPENSES PAID
                                           BEGINNING     VALUE USING    DURING THE     BEGINNING    HYPOTHETICAL 5%  DURING THE
                                         ACCOUNT VALUE  ACTUAL RETURN  PERIOD ENDED  ACCOUNT VALUE  ASSUMED RETURN  PERIOD ENDED
                                         AT NOVEMBER 1,  AT APRIL 30,    APRIL 30,   AT NOVEMBER 1,  AT APRIL 30,     APRIL 30,
                                              2011           2012          2012*          2011           2012           2012*
                                         -------------- -------------- ------------- -------------- --------------- -------------
2015 HIGH WATERMARK FUND
  Class A#..............................   $1,000.00      $1,003.28       $ 6.97       $1,000.00       $1,017.90       $ 7.02
  Class C#..............................   $1,000.00      $1,000.77       $10.20       $1,000.00       $1,014.67       $10.27
  Class I#..............................   $1,000.00      $1,005.87       $ 4.64       $1,000.00       $1,020.24       $ 4.67
2020 HIGH WATERMARK FUND
  Class A#..............................   $1,000.00      $1,038.28       $ 7.50       $1,000.00       $1,017.50       $ 7.42
  Class C#..............................   $1,000.00      $1,035.21       $10.78       $1,000.00       $1,014.27       $10.67
  Class I#..............................   $1,000.00      $1,041.32       $ 5.13       $1,000.00       $1,019.84       $ 5.07
SUNAMERICA ALTERNATIVE STRATEGIES FUND@
  Class A#..............................   $1,000.00      $  875.40       $ 7.79       $1,000.00       $1,016.56       $ 8.37
  Class C#..............................   $1,000.00      $  872.18       $11.03       $1,000.00       $1,013.08       $11.86
  Class W#..............................   $1,000.00      $  875.52       $ 7.04       $1,000.00       $1,017.35       $ 7.57
SUNAMERICA GLOBAL TRENDS FUND@
  Class A#..............................   $1,000.00      $1,010.94       $ 9.25       $1,000.00       $1,015.66       $ 9.27
  Class C#..............................   $1,000.00      $1,009.22       $12.49       $1,000.00       $1,012.43       $12.51
  Class W#..............................   $1,000.00      $1,012.08       $ 8.25       $1,000.00       $1,016.66       $ 8.27
SUNAMERICA FOCUSED ALPHA GROWTH FUND(1)
  Class A#..............................   $1,000.00      $1,191.22       $ 5.90       $1,000.00       $1,016.76       $ 8.17
  Class C#..............................   $1,000.00      $1,127.98       $ 6.75       $1,000.00       $1,013.08       $11.86
  Class W#..............................   $1,000.00      $1,130.02       $ 4.33       $1,000.00       $1,017.30       $ 7.62
SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND
  Class A#..............................   $1,000.00      $1,182.26       $ 6.17       $1,000.00       $1,016.36       $ 8.57
  Class C#..............................   $1,000.00      $1,112.56       $ 6.70       $1,000.00       $1,013.08       $11.86
  Class W#..............................   $1,000.00      $1,114.84       $ 4.30       $1,000.00       $1,017.30       $ 7.62

                                         -----------


                                           EXPENSE
                                         RATIO AS OF
                                          APRIL 30,
                                            2012*
                                         -----------
2015 HIGH WATERMARK FUND
  Class A#..............................    1.40%
  Class C#..............................    2.05%
  Class I#..............................    0.93%
2020 HIGH WATERMARK FUND
  Class A#..............................    1.48%
  Class C#..............................    2.13%
  Class I#..............................    1.01%
SUNAMERICA ALTERNATIVE STRATEGIES FUND@
  Class A#..............................    1.67%
  Class C#..............................    2.37%
  Class W#..............................    1.51%
SUNAMERICA GLOBAL TRENDS FUND@
  Class A#..............................    1.85%
  Class C#..............................    2.50%
  Class W#..............................    1.65%
SUNAMERICA FOCUSED ALPHA GROWTH FUND(1)
  Class A#..............................    1.63%
  Class C#..............................    2.37%
  Class W#..............................    1.52%
SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND
  Class A#..............................    1.71%
  Class C#..............................    2.37%
  Class W#..............................    1.52%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 366 days, except for the SunAmerica Focused Alpha Growth and SunAmerica Focused Alpha Large-Cap Funds "Actual Return" information which is multiplied by 121 days for Class A and 98 days for Class C and Class W. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information.
# During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period Ended April 30, 2012" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period Ended April 30, 2012" and the "Expense Ratios" would have been lower.
@  Consolidated; See Note 2 and 12.
(1)Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                                        ACTUAL                                          HYPOTHETICAL
                                      ------------------------------------------- --------------------------------------------
                                                                                                 ENDING ACCOUNT
                                                     ENDING ACCOUNT EXPENSES PAID                 VALUE USING A  EXPENSES PAID
                                        BEGINNING     VALUE USING    DURING THE     BEGINNING    HYPOTHETICAL 5%  DURING THE
                                      ACCOUNT VALUE  ACTUAL RETURN  PERIOD ENDED  ACCOUNT VALUE  ASSUMED RETURN  PERIOD ENDED
                                      AT NOVEMBER 1,  AT APRIL 30,    APRIL 30,   AT NOVEMBER 1,  AT APRIL 30,     APRIL 30,
                                           2011           2012          2012*          2011           2012           2012*
                                      -------------- -------------- ------------- -------------- --------------- -------------
SUNAMERICA FOCUSED ALPHA GROWTH FUND
  Class A#...........................   $1,000.00      $1,191.22        $5.80       $1,000.00       $1,016.91       $ 8.02
  Class C#...........................   $1,000.00      $1,127.98        $6.69       $1,000.00       $1,013.18       $11.76
  Class W#...........................   $1,000.00      $1,130.02        $4.33       $1,000.00       $1,017.30       $ 7.62

                                      -----------


                                        EXPENSE
                                      RATIO AS OF
                                       APRIL 30,
                                         2012*
                                      -----------
SUNAMERICA FOCUSED ALPHA GROWTH FUND
  Class A#...........................    1.60%
  Class C#...........................    2.35%
  Class W#...........................    1.52%

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2012 -- (UNAUDITED)


                                             2015 HIGH     2020 HIGH      SUNAMERICA     SUNAMERICA    SUNAMERICA
                                             WATERMARK     WATERMARK     ALTERNATIVE       GLOBAL     FOCUSED ALPHA
                                               FUND          FUND      STRATEGIES FUND# TRENDS FUND#   GROWTH FUND
                                           ------------  ------------  ---------------- ------------  -------------
ASSETS:
Investments at value (unaffiliated)*...... $135,114,034  $ 67,752,010    $339,246,309   $         --  $194,410,167
Repurchase agreements (cost approximates
 value)...................................    2,812,000     1,165,000      24,777,385    365,245,000            --
                                           ------------  ------------    ------------   ------------  ------------
 Total investments........................  137,926,034    68,917,010     364,023,694    365,245,000   194,410,167
                                           ------------  ------------    ------------   ------------  ------------
Cash......................................          473           292             793          4,863        25,164
Receivable for:
 Shares of beneficial interest sold.......           --         4,692         727,150      8,591,775     1,889,438
 Dividends and interest...................            1            --         685,751          1,751       329,861
 Investments sold.........................           --            --              --             --    10,132,005
Prepaid expenses and other assets.........        3,965         3,636           5,146          5,855        12,361
Due from broker...........................           --            --              --     19,804,589            --
Due from investment adviser for expense
 reimbursements/fee waivers...............        8,245        23,862          76,244         78,197        37,018
Unrealized appreciation on forward
 foreign currency contracts...............           --            --              --      1,291,999            --
Variation margin on futures contracts.....           --            --       1,005,573         32,040            --
                                           ------------  ------------    ------------   ------------  ------------
 Total assets.............................  137,938,718    68,949,492     366,524,351    395,056,069   206,836,014
                                           ------------  ------------    ------------   ------------  ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed...       99,668        22,054       1,836,500        270,596     3,306,256
 Investments purchased....................           --            --              --             --     7,155,278
 Investment advisory and management fees..       45,502        36,610         389,151        412,455       168,851
 Distribution and service maintenance fees       65,496        26,719         129,799        128,587        58,871
 Transfer agent fees and expenses.........       31,062        16,387          82,475         75,299        41,533
 Trustees' fees and expenses..............          813           314           1,912             57         8,808
 Prudential Global Funding, Inc. (Note 1).       39,815        19,713              --             --            --
 Other accrued expenses...................       55,711        19,077          62,015         79,156        65,946
 Line of credit...........................           --           516              --             --     4,660,834
 Due to broker............................           --            --          85,272             --            --
Unrealized depreciation on forward
 foreign currency contracts...............           --            --              --      1,738,472            --
Variation margin on futures contracts.....           --           245              --             --            --
                                           ------------  ------------    ------------   ------------  ------------
 Total liabilities........................      338,067       141,635       2,587,124      2,704,622    15,466,377
                                           ------------  ------------    ------------   ------------  ------------
NET ASSETS................................ $137,600,651  $ 68,807,857    $363,937,227   $392,351,447  $191,369,637
                                           ============  ============    ============   ============  ============
NET ASSETS REPRESENTED BY:
Paid-in capital...........................  146,363,598    77,945,473     452,790,357    393,777,956   115,251,668
Accumulated undistributed net investment
 income (loss)............................      669,422       436,847     (14,098,193)    (7,437,060)     (705,128)
Accumulated undistributed net realized
 gain (loss) on investments, futures
 contracts, options contracts and foreign
 exchange transactions....................  (21,373,341)  (22,769,856)    (71,515,726)     2,985,952    28,407,587
Unrealized appreciation (depreciation) on
 investments..............................   11,940,972    13,193,645      (3,401,324)            --    48,415,510
Unrealized appreciation (depreciation) on
 futures contracts........................           --         1,748         296,213      3,495,755            --
Unrealized foreign exchange gain (loss)
 on other assets and liabilities..........           --            --        (134,100)      (471,156)           --
                                           ------------  ------------    ------------   ------------  ------------
Net Assets................................ $137,600,651  $ 68,807,857    $363,937,227   $392,351,447  $191,369,637
                                           ============  ============    ============   ============  ============
*Cost
 Investments (unaffiliated)............... $123,173,062  $ 54,558,365    $342,647,633   $         --  $145,994,657
                                           ============  ============    ============   ============  ============

                                             SUNAMERICA
                                           FOCUSED ALPHA
                                           LARGE-CAP FUND
                                           --------------
ASSETS:
Investments at value (unaffiliated)*......  $ 80,637,559
Repurchase agreements (cost approximates
 value)...................................            --
                                            ------------
 Total investments........................    80,637,559
                                            ------------
Cash......................................         7,427
Receivable for:
 Shares of beneficial interest sold.......     7,890,423
 Dividends and interest...................       162,600
 Investments sold.........................    14,491,832
Prepaid expenses and other assets.........         4,471
Due from broker...........................            --
Due from investment adviser for expense
 reimbursements/fee waivers...............        45,717
Unrealized appreciation on forward
 foreign currency contracts...............            --
Variation margin on futures contracts.....            --
                                            ------------
 Total assets.............................   103,240,029
                                            ------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed...     2,712,766
 Investments purchased....................     3,505,565
 Investment advisory and management fees..        87,877
 Distribution and service maintenance fees        30,869
 Transfer agent fees and expenses.........        22,874
 Trustees' fees and expenses..............         4,557
 Prudential Global Funding, Inc. (Note 1).            --
 Other accrued expenses...................        45,154
 Line of credit...........................    12,519,383
 Due to broker............................            --
Unrealized depreciation on forward
 foreign currency contracts...............            --
Variation margin on futures contracts.....            --
                                            ------------
 Total liabilities........................    18,929,045
                                            ------------
NET ASSETS................................  $ 84,310,984
                                            ============
NET ASSETS REPRESENTED BY:
Paid-in capital...........................    61,653,537
Accumulated undistributed net investment
 income (loss)............................      (211,986)
Accumulated undistributed net realized
 gain (loss) on investments, futures
 contracts, options contracts and foreign
 exchange transactions....................    15,784,722
Unrealized appreciation (depreciation) on
 investments..............................     7,084,711
Unrealized appreciation (depreciation) on
 futures contracts........................            --
Unrealized foreign exchange gain (loss)
 on other assets and liabilities..........            --
                                            ------------
Net Assets................................  $ 84,310,984
                                            ============
*Cost
 Investments (unaffiliated)...............  $ 73,552,848
                                            ============

--------
#  Consolidated; See Note 2 and 12.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2012 -- (UNAUDITED) (CONTINUED)


                                                                2015 HIGH   2020 HIGH     SUNAMERICA     SUNAMERICA
                                                                WATERMARK   WATERMARK    ALTERNATIVE       GLOBAL
                                                                  FUND        FUND     STRATEGIES FUND# TRENDS FUND#
                                                               ----------- ----------- ---------------- ------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................... $68,412,104 $34,495,485   $237,432,376   $259,405,174
Shares of beneficial interest issued and outstanding..........   6,674,341   3,581,861     26,364,132     16,924,091
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)................. $     10.25 $      9.63   $       9.01   $      15.33
Maximum sales charge (5.75% of offering price)................        0.63        0.59           0.55           0.94
                                                               ----------- -----------   ------------   ------------
Maximum offering price to public.............................. $     10.88 $     10.22   $       9.56   $      16.27
                                                               =========== ===========   ============   ============
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................... $50,411,239 $16,003,980   $ 57,397,875   $ 62,654,368
Shares of beneficial interest issued and outstanding..........   4,934,525   1,670,107      6,415,431      4,096,107
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales
 charge)...................................................... $     10.22 $      9.58   $       8.95   $      15.30
                                                               =========== ===========   ============   ============
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................... $18,777,308 $18,308,392   $         --   $         --
Shares of beneficial interest issued and outstanding..........   1,821,319   1,895,326             --             --
Net asset value, offering and redemption price per share...... $     10.31 $      9.66   $         --   $         --
                                                               =========== ===========   ============   ============
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................... $        -- $        --   $ 69,106,976   $ 70,291,905
Shares of beneficial interest issued and outstanding..........          --          --      7,667,936      4,582,986
Net asset value, offering and redemption price per share...... $        -- $        --   $       9.01   $      15.34
                                                               =========== ===========   ============   ============

                                                                SUNAMERICA     SUNAMERICA
                                                               FOCUSED ALPHA FOCUSED ALPHA
                                                                GROWTH FUND  LARGE-CAP FUND
                                                               ------------- --------------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................... $186,901,544   $83,915,785
Shares of beneficial interest issued and outstanding..........    8,403,845     4,282,755
Net asset value and redemption price per share (excluding any
 applicable contingent deferred sales charge)................. $      22.24   $     19.59
Maximum sales charge (5.75% of offering price)................         1.36          1.20
                                                               ------------   -----------
Maximum offering price to public.............................. $      23.60   $     20.79
                                                               ============   ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................... $    510,520   $   271,370
Shares of beneficial interest issued and outstanding..........       22,989        13,868
Net asset value, offering and redemption price per share
 (excluding any applicable contingent deferred sales
 charge)...................................................... $      22.21   $     19.57
                                                               ============   ===========
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................... $         --   $        --
Shares of beneficial interest issued and outstanding..........           --            --
Net asset value, offering and redemption price per share...... $         --   $        --
                                                               ============   ===========
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets.................................................... $  3,957,573   $   123,829
Shares of beneficial interest issued and outstanding..........      177,850         6,314
Net asset value, offering and redemption price per share...... $      22.25   $     19.61
                                                               ============   ===========

--------
#  Consolidated; See Note 2 and 12.

See Notes to Financial Statements.

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF OPERATIONS -- FOR THE PERIODS ENDED APRIL 30, 2012 -- (UNAUDITED)


                                              2015 HIGH    2020 HIGH     SUNAMERICA     SUNAMERICA   SUNAMERICA     SUNAMERICA
                                              WATERMARK    WATERMARK    ALTERNATIVE       GLOBAL    FOCUSED ALPHA  FOCUSED ALPHA
                                                FUND         FUND     STRATEGIES FUND# TRENDS FUND# GROWTH FUND@  LARGE-CAP FUND@
                                             -----------  ----------  ---------------- ------------ ------------- ---------------
INVESTMENT INCOME:
Dividends (unaffiliated).................... $        --  $       --    $    214,324   $        --   $   425,004    $   368,183
Interest (unaffiliated).....................   2,153,342   1,173,364       1,423,920       147,997           160            102
                                             -----------  ----------    ------------   -----------   -----------    -----------
   Total investment income*.................   2,153,342   1,173,364       1,638,244       147,997       425,164        368,285
                                             -----------  ----------    ------------   -----------   -----------    -----------
EXPENSES:
 Investment advisory and management fees....     290,318     226,056       2,889,337     2,170,093       705,935        340,445
 Administration fees........................          --          --              --            --         6,562          2,990
 Distribution and service maintenance fees:
   Class A..................................     125,589      61,414         600,071       404,518       188,621         92,746
   Class C..................................     267,424      80,167         327,621       211,334           515            414
 Service fees:
   Class I..................................      24,887      23,036              --            --            --             --
   Class W..................................          --          --          49,478        38,133           367             45
 Transfer agent fees and expenses:
   Class A..................................      83,714      41,959         394,955       265,516       138,261         77,433
   Class C..................................      62,536      19,574          76,448        49,926           903            748
   Class I..................................      22,590      20,957              --            --            --             --
   Class W..................................          --          --          74,722        59,224         1,210            603
 Registration fees:
   Class A..................................          55       8,431          30,800        25,589         5,772          5,548
   Class C..................................          44       5,476          11,968         2,112         5,413          5,413
   Class I..................................          15       7,692              --            --            --             --
   Class W..................................          --          --          10,597         3,463         5,413          5,413
 Custodian and accounting fees..............      20,536      13,996          64,250        54,850        23,274         17,168
 Reports to shareholders....................      17,300       7,223          26,602        19,189        22,719          8,797
 Audit and tax fees.........................      18,777      18,777          28,862        28,864        16,901         17,021
 Legal fees.................................       9,059       6,138          10,267         5,739        38,267         37,506
 Fees paid to Prudential Global Funding,
   Inc (Note 1).............................     254,028     121,722              --            --            --             --
 Trustees' fees and expenses................       6,117       2,820          20,061         8,711        18,777         13,680
 Interest expense...........................          --          --              --            --        21,218          8,042
 Other expenses.............................       9,769       8,691          11,111         5,833         9,462          7,207
                                             -----------  ----------    ------------   -----------   -----------    -----------
   Total expenses before fee waivers,
    expense reimbursements, expense
    recoupments, custody credits and fees
    paid indirectly.........................   1,212,758     674,129       4,627,150     3,353,094     1,209,590        641,219
   Net (fees waived and expenses
    reimbursed)/recouped by investment
    advisor (Note 4)........................     (69,580)   (151,583)       (496,957)     (267,101)      (61,557)       (60,947)
   Custody credits earned on cash balances..         (26)         --              --           (28)           --             (1)
   Fees paid indirectly (Note 9)............          --          --              --            --       (17,741)            --
                                             -----------  ----------    ------------   -----------   -----------    -----------
   Net expenses.............................   1,143,152     522,546       4,130,193     3,085,965     1,130,292        580,271
                                             -----------  ----------    ------------   -----------   -----------    -----------
Net investment income (loss)................   1,010,190     650,818      (2,491,949)   (2,937,968)     (705,128)      (211,986)
                                             -----------  ----------    ------------   -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments
 (unaffiliated).............................   1,406,041     369,457     (41,018,123)           --    46,211,572     22,445,906
Net realized gain (loss) on futures
 contracts and written options contracts....          --      10,939     (41,645,400)    4,566,949            --             --
Net realized foreign exchange gain (loss)
 on other assets and liabilities............          --          --        (237,168)     (462,890)           --             --
                                             -----------  ----------    ------------   -----------   -----------    -----------
Net realized gain (loss) on investments
 and foreign currencies.....................   1,406,041     380,396     (82,900,691)    4,104,059    46,211,572     22,445,906
                                             -----------  ----------    ------------   -----------   -----------    -----------
Change in unrealized appreciation
 (depreciation) on investments
 (unaffiliated).............................  (2,059,123)  1,550,632      13,088,060            --    (7,922,270)    (5,602,192)
Change in unrealized appreciation
 (depreciation) on futures contracts and
 written options contracts..................          --      (3,102)      6,328,298     3,515,678            --             --
Change in unrealized foreign exchange gain
 (loss) on other assets and liabilities.....          --          --        (160,305)     (489,280)           --             --
                                             -----------  ----------    ------------   -----------   -----------    -----------
Net unrealized gain (loss) on investments
 and foreign currencies.....................  (2,059,123)  1,547,530      19,256,053     3,026,398    (7,922,270)    (5,602,192)
                                             -----------  ----------    ------------   -----------   -----------    -----------
Net realized and unrealized gain (loss) on
 investments and foreign currencies.........    (653,082)  1,927,926     (63,644,638)    7,130,457    38,289,302     16,843,714
                                             -----------  ----------    ------------   -----------   -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.................. $   357,108  $2,578,744    $(66,136,587)  $ 4,192,489   $37,584,174    $16,631,728
                                             ===========  ==========    ============   ===========   ===========    ===========

--------
#  Consolidated; See Note 2 and 12.
@  For the period January 1, 2012 through April 30, 2012; See Note 1.

See Notes to Financial Statements.

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF CHANGES IN NET ASSETS -- APRIL 30, 2012 -- (UNAUDITED)

                                                                                                SUNAMERICA ALTERNATIVE
                                2015 HIGH WATERMARK FUND       2020 HIGH WATERMARK FUND            STRATEGIES FUND#
                               --------------------------      ------------------------      ---------------------------
                                 FOR THE                         FOR THE                        FOR THE
                               PERIOD ENDED       FOR THE      PERIOD ENDED     FOR THE       PERIOD ENDED       FOR THE
                                APRIL 30,       YEAR ENDED      APRIL 30,     YEAR ENDED       APRIL 30,       YEAR ENDED
                                   2012         OCTOBER 31,        2012       OCTOBER 31,         2012         OCTOBER 31,
                               (UNAUDITED)         2011        (UNAUDITED)       2011         (UNAUDITED)         2011
                               ------------    ------------    ------------   -----------    -------------    ------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
 Net investment income (loss). $  1,010,190    $  2,920,961    $   650,818    $ 1,364,148    $  (2,491,949)   $ (1,012,717)
 Net realized gain (loss) on
   investments and foreign
   currencies.................    1,406,041       2,286,771        380,396        291,102      (82,900,691)     48,357,605
 Net unrealized gain (loss)
   on investments and foreign
   currencies.................   (2,059,123)     (3,405,462)     1,547,530      3,050,632       19,256,053     (36,715,476)
                               ------------    ------------    -----------    -----------    -------------    ------------
Net increase (decrease) in
 net assets resulting from
 operations...................      357,108       1,802,270      2,578,744      4,705,882      (66,136,587)     10,629,412
                               ------------    ------------    -----------    -----------    -------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income
   (Class A)..................   (1,523,104)     (1,522,132)      (703,826)      (665,080)      (3,554,222)     (5,947,709)
 Net investment income
   (Class C)..................     (737,569)       (758,623)      (217,222)      (213,676)        (177,413)       (399,956)
 Net investment income
   (Class I)..................     (491,019)       (550,900)      (438,868)      (376,527)              --              --
 Net investment income
   (Class W)..................           --              --             --             --         (641,600)       (552,797)
 Net realized gain on
   securities (Class A).......           --              --             --             --      (13,571,103)     (3,773,467)
 Net realized gain on
   securities (Class C).......           --              --             --             --       (2,526,564)       (376,658)
 Net realized gain on
   securities (Class I).......           --              --             --             --               --              --
 Net realized gain on
   securities (Class W).......           --              --             --             --       (1,996,446)       (308,946)
                               ------------    ------------    -----------    -----------    -------------    ------------
Total distributions to
 shareholders.................   (2,751,692)     (2,831,655)    (1,359,916)    (1,255,283)     (22,467,348)    (11,359,533)
                               ------------    ------------    -----------    -----------    -------------    ------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS
 (NOTE 7).....................  (14,223,184)    (41,265,686)      (373,840)    (3,563,542)     (41,764,896)    118,126,989
                               ------------    ------------    -----------    -----------    -------------    ------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS...................  (16,617,768)    (42,295,071)       844,988       (112,943)    (130,368,831)    117,396,868

NET ASSETS:
Beginning of period...........  154,218,419     196,513,490     67,962,869     68,075,812      494,306,058     376,909,190
                               ------------    ------------    -----------    -----------    -------------    ------------
End of period+................ $137,600,651    $154,218,419    $68,807,857    $67,962,869    $ 363,937,227    $494,306,058
                               ============    ============    ===========    ===========    =============    ============
--------
+ Includes accumulated
 undistributed net investment
 income (loss)................ $    669,422    $  2,410,924    $   436,847    $ 1,145,945    $ (14,098,193)   $ (7,233,009)
                               ============    ============    ===========    ===========    =============    ============

#  Consolidated; See Note 2 and 12.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF CHANGES IN NET ASSETS -- APRIL 30, 2012 -- (UNAUDITED) (CONTINUED)

                                    SUNAMERICA GLOBAL          SUNAMERICA FOCUSED ALPHA       SUNAMERICA FOCUSED ALPHA
                                       TRENDS FUND#                  GROWTH FUND*                  LARGE-CAP FUND*
                               ---------------------------   ---------------------------    ----------------------------
                                 FOR THE     FOR THE PERIOD  FOR THE PERIOD                 FOR THE PERIOD
                               PERIOD ENDED     JUNE 15,       JANUARY 1,       FOR THE       JANUARY 1,       FOR THE
                                APRIL 30,    2011@ THROUGH    2012 THROUGH     YEAR ENDED    2012 THROUGH     YEAR ENDED
                                   2012       OCTOBER 31,    APRIL 30, 2012   DECEMBER 31,  APRIL 30, 2012   DECEMBER 31,
                               (UNAUDITED)        2011        (UNAUDITED)         2011       (UNAUDITED)         2011
                               ------------  --------------  --------------   ------------  --------------  -------------
INCREASE (DECREASE) IN NET
 ASSETS
OPERATIONS:
 Net investment income (loss). $ (2,937,968)  $   (840,541)  $    (705,128)   $ (1,404,776)  $   (211,986)  $    (107,011)
 Net realized gain (loss) on
   investments and foreign
   currencies.................    4,104,059      4,475,718      46,211,572      35,521,702     22,445,906      15,356,317
 Net unrealized gain (loss)
   on investments and foreign
   currencies.................    3,026,398         (1,799)     (7,922,270)    (39,770,970)    (5,602,192)    (17,261,840)
                               ------------   ------------   -------------    ------------   ------------   -------------
Net increase (decrease) in
 net assets resulting from
 operations...................    4,192,489      3,633,378      37,584,174      (5,654,044)    16,631,728      (2,012,534)
                               ------------   ------------   -------------    ------------   ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income
   (Class A)..................   (2,250,904)            --              --              --             --        (234,777)
 Net investment income
   (Class C)..................     (200,350)            --              --              --             --              --
 Net investment income
   (Class I)..................           --             --              --              --             --              --
 Net investment income
   (Class W)..................     (471,084)            --              --              --             --              --
 Net realized gain on
   securities (Class A).......   (1,967,758)            --              --      (6,839,359)            --      (5,051,464)
 Net realized gain on
   securities (Class C).......     (276,702)            --              --              --             --              --
 Net realized gain on
   securities (Class I).......           --             --              --              --             --              --
 Net realized gain on
   securities (Class W).......     (369,838)            --              --              --             --              --
                               ------------   ------------   -------------    ------------   ------------   -------------
Total distributions to
 shareholders.................   (5,536,636)            --              --      (6,839,359)            --      (5,286,241)
                               ------------   ------------   -------------    ------------   ------------   -------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 CAPITAL SHARE TRANSACTIONS
 (NOTE 7).....................  128,866,392    261,195,824    (112,230,836)             --    (52,339,642)             --
                               ------------   ------------   -------------    ------------   ------------   -------------
TOTAL INCREASE (DECREASE) IN
 NET ASSETS...................  127,522,245    264,829,202     (74,646,662)    (12,493,403)   (35,707,914)     (7,298,775)

NET ASSETS:
Beginning of period...........  264,829,202             --     266,016,299     278,509,702    120,018,898     127,317,673
                               ------------   ------------   -------------    ------------   ------------   -------------
End of period+................ $392,351,447   $264,829,202   $ 191,369,637    $266,016,299   $ 84,310,984   $ 120,018,898
                               ============   ============   =============    ============   ============   =============
--------
+ Includes accumulated
 undistributed net investment
 income (loss)................ $ (7,437,060)  $ (1,576,754)  $    (705,128)   $         --   $   (211,986)  $          --
                               ============   ============   =============    ============   ============   =============

#  Consolidated; See Note 2 and 12.
@  Commencement of operations.
*  See Note 1.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS     RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF      EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------

                                                                2015 HIGH WATERMARK FUND
                                                                ------------------------
                                                                         CLASS A
                                                                         -------
10/31/07      $11.67     $0.34      $ 0.78      $ 1.12     $(0.32)     $(0.76)    $(1.08) $11.71   10.28%  $100,199     1.65%
10/31/08       11.71      0.18       (1.67)      (1.49)     (0.33)      (0.65)     (0.98)   9.24  (13.76)   110,924     1.65
10/31/09        9.24      0.14        0.53        0.67      (0.15)         --      (0.15)   9.76    7.22    108,280     1.44
10/31/10        9.76      0.15        0.66        0.81      (0.15)         --      (0.15)  10.42    8.46     93,888     1.29
10/31/11       10.42      0.20       (0.01)       0.19      (0.18)         --      (0.18)  10.43    1.88     76,653     1.05
04/30/12(5)    10.43      0.08       (0.05)       0.03      (0.21)         --      (0.21)  10.25    0.33     68,412     1.40(4)
                                                                         CLASS C
                                                                         -------
10/31/07      $11.59     $0.27      $ 0.77      $ 1.04     $(0.25)     $(0.76)    $(1.01) $11.62    9.54%  $ 53,232     2.30%
10/31/08       11.62      0.11       (1.64)      (1.53)     (0.26)      (0.65)     (0.91)   9.18  (14.18)    86,196     2.30
10/31/09        9.18      0.08        0.52        0.60      (0.10)         --      (0.10)   9.68    6.51     88,676     2.09
10/31/10        9.68      0.09        0.65        0.74      (0.08)         --      (0.08)  10.34    7.75     76,837     1.94
10/31/11       10.34      0.13       (0.02)       0.11      (0.10)         --      (0.10)  10.35    1.16     56,561     1.70
04/30/12(5)    10.35      0.05       (0.04)       0.01      (0.14)         --      (0.14)  10.22    0.08     50,411     2.05(4)
                                                                         CLASS I
                                                                         -------
10/31/07      $11.72     $0.40      $ 0.77      $ 1.17     $(0.37)     $(0.76)    $(1.13) $11.76   10.71%  $ 27,845     1.18%
10/31/08       11.76      0.23       (1.67)      (1.44)     (0.38)      (0.65)     (1.03)   9.29  (13.28)    27,304     1.18
10/31/09        9.29      0.19        0.53        0.72      (0.19)         --      (0.19)   9.82    7.76     28,385     0.97
10/31/10        9.82      0.20        0.66        0.86      (0.18)         --      (0.18)  10.50    8.95     25,789     0.82
10/31/11       10.50      0.24       (0.01)       0.23      (0.23)         --      (0.23)  10.50    2.31     21,005     0.58
04/30/12(5)    10.50      0.11       (0.05)       0.06      (0.25)         --      (0.25)  10.31    0.59     18,777     0.93(4)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------





    3.09%        14%
    1.85         26
    1.48         46
    1.51          0
    1.91          0
    1.57(4)       0


    2.44%        14%
    1.16         26
    0.83         46
    0.86          0
    1.25          0
    0.92(4)       0


    3.56%        14%
    2.34         26
    1.95         46
    1.98          0
    2.38          0
    2.04(4)       0

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/07 10/31/08 10/31/09 10/31/10 10/31/11 04/30/12(4)(5)
                                         -------- -------- -------- -------- -------- --------------
2015 High Watermark Fund Class A........   0.08%    0.04%    0.26%    0.41%    0.61%       0.05%
2015 High Watermark Fund Class C........   0.09     0.05     0.26     0.41     0.62        0.05
2015 High Watermark Fund Class I........   0.42     0.41     0.67     0.79     0.98        0.41

(4)Annualized
(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                                2020 HIGH WATERMARK FUND
                                                                ------------------------
                                                                        CLASS A
                                                                        -------
10/31/07      $11.97     $0.37      $ 0.84      $ 1.21     $(0.33)     $(0.86)    $(1.19) $11.99   10.88%  $41,679     1.65%
10/31/08       11.99      0.20       (3.30)      (3.10)     (0.36)      (0.79)     (1.15)   7.74  (28.39)   37,762     1.65
10/31/09        7.74      0.14        0.50        0.64      (0.16)         --      (0.16)   8.22    8.32    38,471     1.59
10/31/10        8.22      0.16        0.72        0.88      (0.14)         --      (0.14)   8.96   10.90    35,827     1.53
10/31/11        8.96      0.19        0.48        0.67      (0.17)         --      (0.17)   9.46    7.76    34,975     1.48
04/30/12(5)     9.46      0.09        0.27        0.36      (0.19)         --      (0.19)   9.63    3.83    34,496     1.48(4)
                                                                        CLASS C
                                                                        -------
10/31/07      $11.90     $0.30      $ 0.83      $ 1.13     $(0.27)     $(0.86)    $(1.13) $11.90   10.10%  $15,411     2.30%
10/31/08       11.90      0.13       (3.27)      (3.14)     (0.28)      (0.79)     (1.07)   7.69  (28.82)   14,330     2.30
10/31/09        7.69      0.08        0.50        0.58      (0.11)         --      (0.11)   8.16    7.59    16,839     2.24
10/31/10        8.16      0.10        0.72        0.82      (0.09)         --      (0.09)   8.89   10.14    16,229     2.18
10/31/11        8.89      0.13        0.48        0.61      (0.12)         --      (0.12)   9.38    7.02    15,848     2.13
04/30/12(5)     9.38      0.06        0.27        0.33      (0.13)         --      (0.13)   9.58    3.52    16,004     2.13(4)
                                                                        CLASS I
                                                                        -------
10/31/07      $12.03     $0.43      $ 0.83      $ 1.26     $(0.38)     $(0.86)    $(1.24) $12.05   11.32%  $13,135     1.18%
10/31/08       12.05      0.25       (3.31)      (3.06)     (0.41)      (0.79)     (1.20)   7.79  (27.97)   10,457     1.18
10/31/09        7.79      0.17        0.50        0.67      (0.20)         --      (0.20)   8.26    8.66    12,497     1.12
10/31/10        8.26      0.20        0.71        0.91      (0.17)         --      (0.17)   9.00   11.34    16,020     1.06
10/31/11        9.00      0.23        0.48        0.71      (0.21)         --      (0.21)   9.50    8.30    17,141     1.01
04/30/12(5)     9.50      0.11        0.28        0.39      (0.23)         --      (0.23)   9.66    4.13    18,308     1.01(4)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------





    3.27%         4%
    2.05         50
    1.68         14
    1.89          0
    2.15          0
    1.90(4)       0


    2.62%         4%
    1.41         50
    1.03         14
    1.25          0
    1.50          0
    1.25(4)       0


    3.74%         4%
    2.53         50
    2.15         14
    2.37          0
    2.62          0
    2.37(4)       0

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/07 10/31/08 10/31/09 10/31/10 10/31/11 04/30/12(4)(5)
                                         -------- -------- -------- -------- -------- --------------
2020 High Watermark Fund Class A........   0.17%    0.15%    0.23%    0.30%    0.36%       0.33%
2020 High Watermark Fund Class C........   0.21     0.20     0.26     0.34     0.39        0.35
2020 High Watermark Fund Class I........   0.53     0.59     0.64     0.70     0.76        0.72

(4)Annualized
(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS     RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF      EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------

                                                         SUNAMERICA ALTERNATIVE STRATEGIES FUND#
                                                         ---------------------------------------
                                                                         CLASS A
                                                                         -------
11/04/08@-
10/31/09      $10.00     $ 0.00     $ 0.22      $ 0.22     $   --      $   --     $   --  $10.22    2.20%  $235,868     1.72%(3)
10/31/10       10.22       0.03       0.30        0.33      (0.04)         --      (0.04)  10.51    3.21    320,125     1.72
10/31/11       10.51      (0.02)      0.58        0.56      (0.20)      (0.12)     (0.32)  10.75    5.48    379,710     1.71
04/30/12(5)    10.75      (0.05)     (1.22)      (1.27)     (0.10)      (0.37)     (0.47)   9.01  (12.46)   237,432     1.67(3)
                                                                         CLASS C
-
11/04/08@-
10/31/09      $10.00     $(0.03)    $ 0.19      $ 0.16     $   --      $   --     $   --  $10.16    1.60%  $ 19,728     2.37%(3)
10/31/10       10.16      (0.03)      0.28        0.25         --          --         --   10.41    2.46     31,081     2.37
10/31/11       10.41      (0.10)      0.59        0.49      (0.13)      (0.12)     (0.25)  10.65    4.87     65,753     2.37
04/30/12(5)    10.65      (0.08)     (1.22)      (1.30)     (0.03)      (0.37)     (0.40)   8.95  (12.78)    57,398     2.37(3)
                                                                         CLASS W
-
11/04/08@-
10/31/09      $10.00     $ 0.04     $ 0.21      $ 0.25     $   --      $   --     $   --  $10.25    2.50%  $ 11,877     1.52%(3)
10/31/10       10.25       0.05       0.29        0.34      (0.06)         --      (0.06)  10.53    3.29     25,704     1.52
10/31/11       10.53      (0.01)      0.59        0.58      (0.22)      (0.12)     (0.34)  10.77    5.73     48,843     1.52
04/30/12(5)    10.77      (0.04)     (1.23)      (1.27)     (0.12)      (0.37)     (0.49)   9.01  (12.45)    69,107     1.51(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE     PORTFOLIO
NET ASSETS(4)  TURNOVER
-------------  ---------






     0.02%(3)      51%
     0.31         141
    (0.19)        129
    (0.98)(3)      35



    (0.34)%(3)     51%
    (0.34)        141
    (0.94)        129
    (1.68)(3)      35



     0.50%(3)      51%
     0.51         141
    (0.07)        129
    (0.81)(3)      35

--------
#  Consolidated; See Note 2 and 12.
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/09(3) 10/31/10 10/31/11 04/30/12(3)(5)
                                         ----------- -------- -------- --------------
SunAmerica Alternative Strategies Fund
 Class A................................    0.24%      0.18%    0.20%       0.22%
SunAmerica Alternative Strategies Fund
 Class C................................    0.40       0.22     0.22        0.19
SunAmerica Alternative Strategies Fund
 Class W................................    0.68       0.24     0.22        0.19

(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS     RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF      EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD    TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------- -------------

                                                              SUNAMERICA GLOBAL TRENDS FUND#
                                                              ------------------------------
                                                                         CLASS A
                                                                         -------
06/15/11@-
10/31/11      $15.00     $(0.09)     $0.54      $0.45      $   --      $   --     $   --  $15.45   3.00%   $208,936     1.85%(3)
04/30/12(5)    15.45      (0.13)      0.29       0.16       (0.15)      (0.13)     (0.28)  15.33   1.09     259,405     1.85(3)
                                                                         CLASS C
                                                                         -------
06/15/11@-
10/31/11      $15.00     $(0.12)     $0.51      $0.39      $   --      $   --     $   --  $15.39   2.60%   $ 21,114     2.50%(3)
04/30/12(5)    15.39      (0.17)      0.30       0.13       (0.09)      (0.13)     (0.22)  15.30   0.92      62,654     2.50(3)
                                                                         CLASS W
                                                                         -------
06/15/11@-
10/31/11      $15.00     $(0.07)     $0.53      $0.46      $   --      $   --     $   --  $15.46   3.07%   $ 34,779     1.65%(3)
04/30/12(5)    15.46      (0.11)      0.28       0.17       (0.16)      (0.13)     (0.29)  15.34   1.21      70,292     1.65(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE     PORTFOLIO
NET ASSETS(4)  TURNOVER
-------------  ---------






    (1.81)%(3)     0%
    (1.76)(3)      0



    (2.46)%(3)     0%
    (2.40)(3)      0



    (1.61)%(3)     0%
    (1.56)(3)      0

--------
#  Consolidated; See Note 2 and 12.
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                               10/31/11(3) 04/30/12(3)(5)
                                               ----------- --------------
      Global Trends Fund Class A..............    0.86%         0.16%
      Global Trends Fund Class C..............    1.91          0.15
      Global Trends Fund Class W..............    1.49          0.15

(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                      NET
                NET               REALIZED AND                          DISTRIBUTIONS
               ASSET      NET      UNREALIZED             DISTRIBUTIONS   FROM NET
               VALUE   INVESTMENT     GAIN     TOTAL FROM   FROM NET      REALIZED
             BEGINNING   (LOSS)    (LOSS) ON   INVESTMENT  INVESTMENT     GAINS ON
PERIOD ENDED OF PERIOD  INCOME@    INVESTMENT    INCOME      INCOME      INVESTMENTS
------------ --------- ---------- ------------ ---------- ------------- -------------




-
12/31/07      $21.68     $ 0.01      $ 2.66      $ 2.67      $(0.01)       $(2.53)
12/31/08       21.04      (0.05)      (8.26)      (8.31)         --            --
12/31/09       11.48      (0.02)       3.86        3.84          --            --
12/31/10       14.97       0.01        4.65        4.66       (0.01)        (0.19)(4)
12/31/11       19.55      (0.10)      (0.30)      (0.40)         --         (0.48)
01/01/12-
04/30/12(7)    18.67      (0.07)       3.64        3.57          --            --

-
01/24/12*-
04/30/12(7)   $19.69     $(0.08)     $ 2.60      $ 2.52      $   --        $   --

-
01/24/12*-
04/30/12(7)   $19.69     $(0.04)     $ 2.60      $ 2.56      $   --        $   --

                        CAPITAL
                         SHARE                                                                                RATIO
                      TRANSACTIONS                                                                           OF NET
                          NAV         NET          NET       MARKET                NET                     INVESTMENT
                       ACCRETION     ASSET        ASSET       VALUE    MARKET     ASSETS    RATIO OF         INCOME
DISTRIBUTIONS  TOTAL   RESULTING     VALUE        VALUE      END OF    VALUE      END OF    EXPENSES        (LOSS) TO
 FROM RETURN  DISTRI- FROM SHARES    END OF       TOTAL      PERIOD    TOTAL      PERIOD   TO AVERAGE        AVERAGE
 OF CAPITAL   BUTIONS   TENDERED     PERIOD       RETURN     (000'S)   RETURN    ($000'S) NET ASSETS(3)   NET ASSETS(3)
------------- ------- ------------ ------     ------         ------- ------      -------- -------------   -------------

      SUNAMERICA FOCUSED ALPHA GROWTH FUND+
      -------------------------------------
                     CLASS A

   $(0.77)    $(3.31)    $  --     $21.04      12.67%#(1)    $18.92   13.20%#(2) $428,277     1.14%            0.03%
    (1.25)     (1.25)       --      11.48     (41.07)#(1)      9.55  (44.75)#(2)  233,635     1.17            (0.29)
    (0.35)     (0.35)       --      14.97      34.50#(1)      13.71   48.35#(2)   304,753     1.22            (0.14)
       --      (0.20)     0.12(5)   19.55      32.19#(1)      17.54   29.61#(2)   278,510     1.25             0.06
       --      (0.48)       --      18.67      (2.02)#(1)     18.28    6.88#(2)   266,016     1.32            (0.48)

       --         --        --      22.24(11)  19.12(9)(10)      --      --       186,901     1.63(6)(8)      (1.02)(6)(8)
                     CLASS C


   $   --     $   --     $  --     $22.21(11)  12.80%(9)(10) $   --     -- %     $    511     2.37%(6)(8)     (1.71)%(6)(8)
                     CLASS W


   $   --     $   --     $  --     $22.25(11)  13.00%(9)(10) $   --     -- %     $  3,958     1.52%(6)(8)     (1.21)%(6)(8)






PORTFOLIO
TURNOVER
---------





   51%
   89
   72
   70
   74

   19



   19%



   19%

--------
*  Commencement of operations.
+  See Note 1
@  Calculated based upon average shares outstanding
#  Total return is not annualized.
(1)Based on net asset value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at NAV on the ex-dividend date.
(2)Based on market value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's prior dividend reinvestment plan.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                              12/31/2007 12/31/2008 12/31/2009 12/31/2010 12/31/2011 04/30/2012(7)(8)
                                              ---------- ---------- ---------- ---------- ---------- ----------------
SunAmerica Focused Alpha Growth Fund Class A.    0.00%      0.00%      0.00%      0.00%      0.00%         0.03%
SunAmerica Focused Alpha Growth Fund Class C.     N/A        N/A        N/A        N/A        N/A          0.02
SunAmerica Focused Alpha Growth Fund Class W.     N/A        N/A        N/A        N/A        N/A          0.00

(4)The total distributions for the calendar year exceeded investment company taxable income and net capital gains and resulted in an excess distributed amount to be treated as ordinary income to the extent of the Fund's current and accumulated earnings and profits.
(5)On September 13, 2010, the Fund announced its intention to conduct an in-kind tender offer to acquire up to 30% of the Fund's outstanding shares at a price equal to 98.5% of the Fund's net asset value (NAV) per share in exchange for a pro rata distribution of the Fund's portfolio securities (subject to certain exceptions, including paying cash in lieu of fractional shares and paying cash in lieu of delivering any "odd lot" of portfolio securities (i.e., fewer than 100 shares) to a participating shareholder). In accordance with the terms of the in-kind tender offer, the Fund accepted 6,106,571 properly tendered shares, representing 30% of the Fund's outstanding shares of common stock, at a price per share of $17.96, which is equal to 98.5% of the Fund's net asset value per share as of the close of regular trading on the New York Stock Exchange on November 19, 2010. The total value of the assets of the Fund distributed in payment for such properly tendered shares accepted was $109,674,015. Because the number of shares tendered exceeded 30% of the Fund's outstanding shares of common stock, the Fund purchased tendered shares on a pro rata basis. Accordingly, on a pro rata basis, approximately 44.2% of the shares properly tendered by each participating shareholder were accepted for payment. As a result of the in-kind tender offer, the Fund recorded net realized gains of $26,382,332 for financial statement purposes.
(6)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                                    04/30/2012(7)(8)
                                                    ----------------
           SunAmerica Focused Alpha Growth Fund
            Class A................................       0.07%
           SunAmerica Focused Alpha Growth Fund
            Class C................................      12.12
           SunAmerica Focused Alpha Growth Fund
            Class W................................       2.59

(7)Unaudited
(8)Annualized
(9)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(10)The Fund's performance figures were increased by the following amounts, from redemption fees received:

                                                       04/30/2012
                                                       ----------
              SunAmerica Focused Alpha Growth Fund
               Class A................................    0.64%
              SunAmerica Focused Alpha Growth Fund
               Class C................................    0.61
              SunAmerica Focused Alpha Growth Fund
               Class W................................    0.61

(11)Includes redemption fees of $0.12 per share.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                      NET
                NET               REALIZED AND                          DISTRIBUTIONS
               ASSET      NET      UNREALIZED             DISTRIBUTIONS   FROM NET
               VALUE   INVESTMENT     GAIN     TOTAL FROM   FROM NET      REALIZED
             BEGINNING   (LOSS)    (LOSS) ON   INVESTMENT  INVESTMENT     GAINS ON
PERIOD ENDED OF PERIOD  INCOME@    INVESTMENT    INCOME      INCOME      INVESTMENTS
------------ --------- ---------- ------------ ---------- ------------- -------------




-
12/31/07      $20.21     $ 0.02      $ 3.39      $ 3.41      $(0.02)       $(1.38)
12/31/08       21.16       0.06       (7.58)      (7.52)      (0.06)           --
12/31/09       12.39       0.05        2.72        2.77       (0.05)           --
12/31/10       14.81       0.06        2.83        2.89       (0.07)        (0.13)(4)
12/31/11       17.58      (0.01)      (0.27)      (0.28)      (0.03)        (0.70)
01/01/12-
04/30/12(7)    16.57      (0.04)       3.06        3.02          --            --

-
01/24/12*-
04/30/12(7)   $17.59     $(0.06)     $ 2.04      $ 1.98      $   --        $   --

-
01/24/12*-
04/30/12(7)   $17.59     $(0.02)     $ 2.04      $ 2.02      $   --        $   --

                        CAPITAL
                         SHARE                                                                                RATIO
                      TRANSACTIONS                                                                            OF NET
                          NAV         NET          NET       MARKET                                         INVESTMENT
                       ACCRETION     ASSET        ASSET       VALUE    MARKET    NET ASSETS  RATIO OF         INCOME
DISTRIBUTIONS  TOTAL   RESULTING     VALUE        VALUE      END OF    VALUE       END OF    EXPENSES       (LOSS) TO
 FROM RETURN  DISTRI- FROM SHARES    END OF       TOTAL      PERIOD    TOTAL       PERIOD   TO AVERAGE       AVERAGE
 OF CAPITAL   BUTIONS   TENDERED     PERIOD       RETURN     (000'S)   RETURN     ($000'S)  NET ASSETS      NET ASSETS
------------- ------- ------------ ------     ------         ------- ------      ---------- ----------     ----------

    SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND+
    ----------------------------------------
                    CLASS A

   $(1.06)    $(2.46)    $  --     $21.16      17.40%#(1)    $18.84   16.15%#(2)  $204,301     1.21%(3)       0.11%(3)
    (1.19)     (1.25)       --      12.39     (36.95)#(1)     10.33  (40.12)#(2)   119,598     1.26(3)        0.33(3)
    (0.30)     (0.35)       --      14.81      23.15#(1)      13.67   36.97#(2)    143,028     1.34           0.41
       --      (0.20)     0.08(5)   17.58      20.25#(1)      15.74   16.76#(2)    127,318     1.42(3)        0.42(3)
       --      (0.73)       --      16.57      (1.50)#(1)     16.22    7.55#(2)    120,019     1.56          (0.08)

       --         --        --      19.59(11)  18.23(9)(10)      --      --         83,916     1.71(6)(8)    (0.62)(6)(8)
                    CLASS C


   $   --     $   --     $  --     $19.57(11)  11.26%(9)(10) $   --     -- %      $    271     2.37%(6)(8)   (1.23)%(6)(8)
                    CLASS W


   $   --     $   --     $  --     $19.61(11)  11.48%(9)(10) $   --     -- %      $    124     1.52%(6)(8)   (0.32)%(6)(8)






PORTFOLIO
TURNOVER
---------





    57%
   120
   135
   130
   115

    63



    63%



    63%

--------
*  Commencement of operations.
+  See Note 1
@  Calculated based upon average shares outstanding
#  Total return is not annualized.
(1)Based on net asset value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at NAV on the ex-dividend date.
(2)Based on market value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's prior dividend reinvestment plan.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.
(4)The total distributions for the calendar year exceeded investment company taxable income and net capital gains and resulted in an excess distributed amount to be treated as ordinary income to the extent of the Fund's current and accumulated earnings and profits.
(5)On September 13, 2010, the Fund announced its intention to conduct an in-kind tender offer to acquire up to 25% of the Fund's outstanding shares at a price equal to 98.5% of the Fund's net asset value (NAV) per share in exchange for a pro rata distribution of the Fund's portfolio securities (subject to certain exceptions, including paying cash in lieu of fractional shares and paying cash in lieu of delivering any "odd lot" of portfolio securities (i.e., fewer than 100 shares) to a participating shareholder). In accordance with the terms of the in-kind tender offer, the Fund accepted 2,413,809 properly tendered shares, representing 25% of the Fund's outstanding shares of common stock, at a price per share of $16.64, which is equal to 98.5% of the Fund's net asset value per share as of the close of regular trading on the New York Stock Exchange on November 19, 2010. The total value of the assets of the Fund distributed in payment for such properly tendered shares accepted was $40,165,782. Because the number of shares tendered exceeded 25% of the Fund's outstanding shares of common stock, the Fund purchased tendered shares on a pro rata basis. Accordingly, on a pro rata basis, approximately 33.3% of the shares properly tendered by each participating shareholder were accepted for payment. As a result of the in-kind tender offer, the Fund recorded net realized gains of $6,723,429 for financial statement purposes.
(6)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                                    04/30/2012(7)(8)
                                                    ----------------
           SunAmerica Focused Alpha Large-Cap Fund
            Class A................................       0.14%
           SunAmerica Focused Alpha Large-Cap Fund
            Class C................................      14.85
           SunAmerica Focused Alpha Large-Cap Fund
            Class W................................      19.96

(7)Unaudited
(8)Annualized
(9)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(10)The Fund's performance figures were increased by the following amounts, from redemption fees received:

                                                       04/30/2012
                                                       ----------
              SunAmerica Focused Alpha Large-Cap Fund
               Class A................................    0.66%
              SunAmerica Focused Alpha Large-Cap Fund
               Class C................................    0.63
              SunAmerica Focused Alpha Large-Cap Fund
               Class W................................    0.63

(11)Includes redemption fees of $0.11 per share.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- 2015 HIGH WATERMARK FUND
        PORTFOLIO PROFILE -- APRIL 30, 2012 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 United States Treasury Bonds..........  76.3%
                 Resolution Funding....................  13.5
                 Federal Home Loan Mtg. Corp...........   5.1
                 United States Treasury Bills..........   3.3
                 Repurchase Agreements.................   2.0
                                                        -----
                 Total Investments..................... 100.2
                 Liabilities in excess of other assets.  (0.2)
                                                        -----
                 Net Assets --......................... 100.0%
                                                        =====

--------
* Calculated as a percentage of net assets
CREDIT QUALITY+#

                                  Aaa.  96.3%
                                  Aa..   3.7
                                       -----
                                       100.0%
                                       =====

--------
* Calculated as a percentage of net assets
+ Source -- Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SPECIALTY SERIES -- 2015 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2012 -- (UNAUDITED)

                                                    PRINCIPAL      VALUE
               SECURITY DESCRIPTION                  AMOUNT       (NOTE 3)
   -------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCIES -- 18.6%
   FEDERAL HOME LOAN MTG. CORP. -- 5.1%
      zero coupon due 11/24/14.................... $ 2,260,000  $  2,207,837
      zero coupon due 06/01/15....................   5,000,000     4,846,806
                                                                ------------
                                                                   7,054,643
                                                                ------------
   RESOLUTION FUNDING -- 13.5%
     Resolution Funding Corp. STRIPS
      zero coupon due 07/15/15....................  19,054,000    18,540,056
                                                                ------------
   TOTAL U.S. GOVERNMENT AGENCIES
      (cost $23,735,982)..........................                25,594,699
                                                                ------------
   U.S. GOVERNMENT TREASURIES -- 76.3%
   UNITED STATES TREASURY BONDS -- 76.3%
     United States Treasury Bonds STRIPS
      zero coupon due 08/15/15....................  26,063,000    25,663,689
      zero coupon due 08/15/15....................  80,642,000    79,355,679
                                                                ------------
   TOTAL U.S. GOVERNMENT TREASURIES
      (cost $94,937,113)..........................               105,019,368
                                                                ------------
   TOTAL LONG-TERM INVESTMENT SECURITIES
      (cost $118,673,095).........................               130,614,067
                                                                ------------
   SHORT-TERM INVESTMENT SECURITIES -- 3.3%
   U.S. GOVERNMENT TREASURIES -- 3.3%
     United States Treasury Bills
      0.03% due 05/10/12
      (cost $4,499,967)...........................   4,500,000     4,499,967
                                                                ------------
   REPURCHASE AGREEMENT -- 2.0%
     State Street Bank & Trust Co., bearing
      interest at 0.01% dated 04/30/12 to be
      repurchased 05/01/12 in the amount of
      $2,812,001 and collateralized by
      $2,860,000 by Federal Home Loan Mtg.
      Corp. Notes, bearing interest at 0.86% due
      11/25/14 and having an approximate value
      of $2,871,614 (cost $2,812,000).............   2,812,000     2,812,000
                                                                ------------
   TOTAL INVESTMENTS --
      (cost $125,985,062)(1)......................       100.2%  137,926,034
   Liabilities in excess of other assets..........        (0.2)     (325,383)
                                                   -----------  ------------
   NET ASSETS --                                         100.0% $137,600,651
                                                   ===========  ============

--------
(1)See Note 6 for cost of investments on a tax basis.
STRIPS-- Separate Trading of Registered Interest and Principal of Securities

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2012 (see Note 3):

                                   LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 --SIGNIFICANT
                                       QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS     TOTAL
                                   --------------------- ----------------- --------------------- ------------
ASSETS:
Long-Term Investment Securities:
  U.S. Government Agencies........          $--            $ 25,594,699             $--          $ 25,594,699
  U.S. Government Treasuries......           --             105,019,368              --           105,019,368
Short-Term Investment Securities:
  U.S. Government Treasuries......           --               4,499,967              --             4,499,967
Repurchase Agreement..............           --               2,812,000              --             2,812,000
                                            ---            ------------             ---          ------------
TOTAL                                       $--            $137,926,034             $--          $137,926,034
                                            ===            ============             ===          ============

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- 2020 HIGH WATERMARK FUND
        PORTFOLIO PROFILE -- APRIL 30, 2012 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                United States Treasury Bonds............  86.3%
                Resolution Funding Corp.................   8.6
                U.S. Government Treasury Bills..........   3.6
                Repurchase Agreements...................   1.7
                                                         -----
                Total Investments....................... 100.2
                Liabilities in excess of other assets
                 (including open futures contracts).....  (0.2)
                                                         -----
                Net Assets --........................... 100.0%
                                                         =====

CREDIT QUALITY+#

                                  Aaa. 100.0%
                                       =====

--------
* Calculated as a percentage of net assets
+ Source -- Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SPECIALTY SERIES -- 2020 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2012 -- (UNAUDITED)

                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 3)
         --------------------------------------------------------------
         U.S. GOVERNMENT AGENCIES -- 8.6%
         RESOLUTION FUNDING -- 8.6%
           Resolution Funding Corp. STRIPS
            zero coupon due 07/15/20
            (cost $5,021,567).................. $ 7,000,000 $ 5,915,231
                                                            -----------
         U.S. GOVERNMENT TREASURIES -- 86.3%
         UNITED STATES TREASURY BONDS -- 86.3%
           U.S. Treasury Bond STRIPS
            zero coupon due 08/15/20
            (cost $47,036,816).................  68,590,000  59,336,797
                                                            -----------
         TOTAL LONG-TERM INVESTMENT SECURITIES
            (cost $52,058,383).................              65,252,028
                                                            -----------
         SHORT-TERM INVESTMENT SECURITIES -- 3.6%
         U.S. GOVERNMENT TREASURIES -- 3.6%
           United States Treasury Bills
            0.10% due 05/10/12(1)
            (cost $2,499,982)..................   2,500,000   2,499,982
                                                            -----------

                                                 PRINCIPAL     VALUE
                SECURITY DESCRIPTION              AMOUNT      (NOTE 3)
       ----------------------------------------------------------------
       REPURCHASE AGREEMENT -- 1.7%
         Agreement with State Street Bank
          & Trust Co., bearing interest at
          0.01%, dated 04/30/12, to be
          repurchased 05/01/12 in the
          amount of $1,165,000 and
          collateralized by $1,185,000 of
          Federal Home Loan Mtg. Corp. Notes,
          bearing interest at 0.86%, due
          11/25/14 and having an
          approximate value
          of $1,189,812 (cost $1,165,000)...... $1,165,000  $ 1,165,000
                                                            -----------
       TOTAL INVESTMENTS --
          (cost $55,723,365)(2)................      100.2%  68,917,010
       Liabilities in excess of other assets...       (0.2)    (109,153)
                                                ----------  -----------
       NET ASSETS --                                 100.0% $68,807,857
                                                ==========  ===========

--------
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 6 for cost of investments on a tax basis.
STRIPS-- Separate Trading of Registered Interest and Principal of Securities

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------
                                                                VALUE AS OF   UNREALIZED
NUMBER OF                                             VALUE AT   APRIL 30,   APPRECIATION
CONTRACTS TYPE     DESCRIPTION      EXPIRATION MONTH TRADE DATE    2012     (DEPRECIATION)
--------- ---- -------------------- ---------------- ---------- ----------- --------------
    1     Long S&P 500 E-Mini Index    June 2012      $67,932     $69,680       $1,748
                                                                                ======

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2012 (see Note 3):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                          --------------------- ----------------- ---------------------- -----------
ASSETS:
Long-Term Investment Securities:
  U.S. Government Agencies...............        $   --            $ 5,915,231             $--           $ 5,915,231
  U.S. Government Treasuries.............            --             59,336,797              --            59,336,797
Short-Term Investment Securities:
  U.S. Government Treasuries.............            --              2,499,982              --             2,499,982
Repurchase Agreement.....................            --              1,165,000              --             1,165,000
Other Financial Instruments@
  Open Futures Contracts -- Appreciation.         1,748                     --              --                 1,748
                                                 ------            -----------             ---           -----------
TOTAL                                            $1,748            $68,917,010             $--           $68,918,758
                                                 ======            ===========             ===           ===========

--------
@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND PORTFOLIO PROFILE -- APRIL 30, 2012** -- (UNAUDITED)

INDUSTRY ALLOCATION*

                Federal National Mtg. Assoc.............  32.7%
                U.S. Government Treasuries..............  24.5
                Commodity Index-Linked Notes............  11.4
                Federal Home Loan Mtg. Corp.............   8.3
                Federal Farm Credit Bank................   7.4
                Repurchase Agreement....................   6.8
                Exchange-Traded Funds...................   3.4
                United States Treasury Notes............   3.4
                Purchased Options.......................   1.7
                Diversified Financial Services..........   0.4
                                                         -----
                Total Investments....................... 100.0
                Liabilities in excess of other assets
                 (including open futures contracts).....  (0.0)
                                                         -----
                Net Assets --........................... 100.0%
                                                         =====

--------
* Calculated as a percentage of net assets
CREDIT QUALITY+#

                               Aaa.......  85.5%
                               Not Rated.  14.5
                                          -----
                                          100.0%
                                          =====

--------
*  Calculated as a percentage of net assets
** Consolidated. See Note 2 and Note 12.
+  Source -- Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2012** -- (UNAUDITED)


                                                  PRINCIPAL     VALUE
                SECURITY DESCRIPTION               AMOUNT      (NOTE 3)
      ------------------------------------------------------------------
      U.S. CORPORATE BONDS & NOTES -- 0.4%
      DIVERSIFIED FINANCIAL SERVICES -- 0.4%
        General Electric Capital Corp. FRS
         FDIC Guar. Notes
         0.77% due 06/08/12..................... $ 1,000,000 $  1,000,794
        General Electric Capital Corp.
         FDIC Guar. Notes
         2.20% due 06/08/12.....................     500,000      501,061
                                                             ------------
      TOTAL U.S. CORPORATE BONDS & NOTES
         (cost $1,499,990)......................                1,501,855
                                                             ------------
      COMMODITY INDEX-LINKED NOTES -- 11.4%
      COMMODITY FUNDS -- 11.4%
        Credit Suisse AG New York FRS
         (Indexed to the S&P GSCI Total Return
         Index)
         Senior Notes
         0.09% due 03/04/13*(3).................  20,000,000   21,862,504
        UBS AG
         (Indexed to the S&P GSCI Total Return
         Index)
         Senior Notes
         0.09% due 09/11/12*(3).................  15,000,000   19,716,300
                                                             ------------
      TOTAL COMMODITY INDEX-LINKED NOTES
         (cost $35,000,000).....................               41,578,804
                                                             ------------
      U.S. GOVERNMENT AGENCIES -- 48.4%
      FEDERAL FARM CREDIT BANK -- 7.4%
         1.02% due 09/28/15.....................   7,000,000    7,013,951
         1.38% due 09/26/16(2)..................  20,000,000   20,080,660
                                                             ------------
                                                               27,094,611
                                                             ------------
      FEDERAL HOME LOAN MTG. CORP. -- 8.3%
         1.50% due 09/21/16.....................  30,000,000   30,088,680
                                                             ------------
      FEDERAL NATIONAL MTG. ASSOC. -- 32.7%
         0.63% due 11/25/13(2)..................  10,000,000   10,001,650
         1.00% due 11/14/14.....................  10,000,000   10,024,360
         1.00% due 01/26/15.....................  15,000,000   15,026,175
         1.25% due 02/27/14(2)..................  30,000,000   30,560,010
         1.25% due 11/25/15.....................  22,565,000   22,575,673
         1.27% due 11/25/15.....................   5,000,000    5,004,066
         1.75% due 11/14/16.....................  20,000,000   20,107,120
         2.15% due 06/15/16.....................   5,800,000    5,813,253
                                                             ------------
                                                              119,112,307
                                                             ------------
      TOTAL U.S. GOVERNMENT AGENCIES
         (cost $175,828,942)....................              176,295,598
                                                             ------------
      U.S. GOVERNMENT TREASURIES -- 3.4%
      UNITED STATES TREASURY NOTES -- 3.4%
         0.63% due 04/15/13 TIPS(5).............   1,615,425    1,646,724
         1.50% due 07/15/12.....................   1,000,000    1,002,852
         1.63% due 01/15/15 TIPS(5).............   1,549,756    1,683,785
         1.88% due 07/15/13 TIPS(5).............   1,735,132    1,814,297
         1.88% due 07/15/15 TIPS(5).............   1,521,351    1,694,049
         2.00% due 01/15/14 TIPS(5).............   1,601,509    1,699,976
         2.00% due 07/15/14 TIPS(5).............   1,569,893    1,701,004
         2.63% due 06/30/14.....................   1,000,000    1,050,547
                                                             ------------
      TOTAL U.S. GOVERNMENT TREASURIES
         (cost $11,331,866).....................               12,293,234
                                                             ------------

                                                       SHARES/
                                                      PRINCIPAL     VALUE
                SECURITY DESCRIPTION                   AMOUNT      (NOTE 3)
  ---------------------------------------------------------------------------
  EXCHANGE-TRADED FUNDS -- 3.4%
    iShares Barclays MBS Bond Fund..................     68,700  $  7,439,523
    iShares iBoxx Investment Grade Corporate
     Bond Fund......................................     43,700     5,090,176
                                                                 ------------
  TOTAL EXCHANGE-TRADED FUNDS
     (cost $11,888,845).............................               12,529,699
                                                                 ------------
  TOTAL LONG-TERM INVESTMENT SECURITIES
     (cost $235,549,643)............................              244,199,190
                                                                 ------------
  SHORT-TERM INVESTMENT SECURITIES -- 26.2%
  CALL OPTIONS -- PURCHASED+ -- 0.0%
    Call Options -- Purchased
     (cost $1,071,100)(6)...........................      1,000        20,000
                                                                 ------------
  PUT OPTIONS -- PURCHASED+ -- 1.7%
    Put Options -- Purchased
     (cost $17,042,650)(6)..........................      5,260     6,046,600
                                                                 ------------
  U.S. GOVERNMENT TREASURIES -- 24.5%
    United States Treasury Bills
     0.06% due 05/31/12(4).......................... 15,000,000    14,999,294
     0.08% due 05/31/12(4).......................... 20,000,000    19,998,750
     0.08% due 06/28/12(2)(4)....................... 24,000,000    23,996,965
     0.09% due 09/20/12............................. 30,000,000    29,985,510
                                                                 ------------
  TOTAL UNITED STATES TREASURY BILLS
     (cost $88,984,240).............................               88,980,519
                                                                 ------------
  TOTAL SHORT-TERM INVESTMENT SECURITIES
     (cost $107,097,990)............................               95,047,119
                                                                 ------------
  REPURCHASE AGREEMENT -- 6.8%
    State Street Bank & Trust Co. bearing interest
     at 0.01% dated 04/30/12 to be repurchased
     05/01/12 in the amount of $23,496,007 and
     collateralized by $9,985,000 of Federal
     Home Loan Mtg. Assoc., bearing interest at
     0.86% due 11/25/14 and by $13,885,000 of
     Federal National Mtg. Assoc., bearing
     interest at 0.87% due 11/25/14 and having
     an approximate aggregate value of
     23,967,283..................................... 23,496,000    23,496,000
                                                                 ------------
    State Street Bank & Trust Co. bearing interest
     at 0.01% dated 04/30/12 to be repurchased
     05/01/12 in the amount of $1,281,385 and
     collateralized by $1,258,200 of United States
     Treasury Notes, bearing interest at 1.50%
     due 08/31/16 and having an approximate
     value of $1,306,903(2).........................  1,281,385     1,281,385
                                                                 ------------
  TOTAL REPURCHASE AGREEMENTS
     (cost $24,777,385).............................               24,777,385
                                                                 ------------
  TOTAL INVESTMENTS --
     (cost $367,425,018)(1).........................      100.0%  364,023,694
  Liabilities in excess of other assets.............       (0.0)      (86,467)
                                                     ----------  ------------
  NET ASSETS --                                           100.0% $363,937,227
                                                     ==========  ============

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2012, the aggregate value of these securities was $41,578,804 representing 11.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2012** -- (UNAUDITED) (CONTINUED)

** Consolidated; see Note 2 and Note 12.
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.
(2)The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.
(3)Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 3.
(4)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)Principal amount of security is adjusted for inflation.
(6)Options -- Purchased

CALL OPTIONS -- PURCHASED
----------------------------------------------------------------------------------------------------------------
                                                                                       VALUE AT     UNREALIZED
                                             EXPIRATION   STRIKE NUMBER OF  PREMIUMS   APRIL 30,  APPRECIATION/
                  ISSUE                        MONTH      PRICE  CONTRACTS    PAID       2012     (DEPRECIATION)
------------------------------------------ -------------- ------ --------- ----------- ---------- --------------
Crude Oil June 12 Futures(2)               May 2012       $  135   1,000   $ 1,071,100 $   20,000  $ (1,051,100)
                                                                   =====   =========== ==========  ============

PUT OPTIONS -- PURCHASED
----------------------------------------------------------------------------------------------------------------
                                                                                       VALUE AT     UNREALIZED
                                             EXPIRATION   STRIKE NUMBER OF  PREMIUMS   APRIL 30,  APPRECIATION/
                  ISSUE                        MONTH      PRICE  CONTRACTS    PAID       2012     (DEPRECIATION)
------------------------------------------ -------------- ------ --------- ----------- ---------- --------------
Crude Oil June 12 Futures(2)               May 2012       $   70     310   $ 2,135,800 $    3,100  $ (2,132,700)
Crude Oil June 12 Futures(2)               May 2012           75     500     3,285,750      5,000    (3,280,750)
Crude Oil June 12 Futures(2)               May 2012          100     500     1,225,000    290,000      (935,000)
Crude Oil July 12 Futures(2)               June 2012         100     500     1,474,600    820,000      (654,600)
Crude Oil September 12 Futures(2)          August 2012        90     500     1,300,000    645,000      (655,000)
Crude Oil September 12 Futures(2)          August 2012        95     500     1,750,000  1,055,000      (695,000)
Euro Fx Currency September 12 Futures      September 2012  1,250   2,000     4,985,000  2,675,000    (2,310,000)
S&P 500 E-Mini Index September 12 Futures  September 2012  1,250     450       886,500    553,500      (333,000)
                                                                   -----   ----------- ----------  ------------
                                                                   5,260   $17,042,650 $6,046,600  $(10,996,050)
                                                                   =====   =========== ==========  ============

FDIC -- Federal Deposit Insurance Corporation
GSCI -- Goldman Sachs Commodity Index
TIPS -- Treasury Inflation Protected Securities
FRS -- Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2012** -- (UNAUDITED) (CONTINUED)

OPEN FUTURES CONTRACTS
-----------------------------------------------------------------------------------------------------------------
                                                                                       VALUE AS OF   UNREALIZED
NUMBER OF                                                                   VALUE AT    APRIL 30,  APPRECIATION/
CONTRACTS TYPE                DESCRIPTION                 EXPIRATION MONTH TRADE DATE     2012     (DEPRECIATION)
--------- ----- ----------------------------------------- ---------------- ----------- ----------- --------------
   96     Short Australian $ Currency                       June 2012      $ 9,932,070 $ 9,953,280   $ (21,210)
   101    Short British Pound Currency                      June 2012        9,895,381  10,244,556    (349,175)
   98     Short Canadian $ Currency                         June 2012        9,858,320   9,914,660     (56,340)
   56     Long  CBOE VIX Futures                            June 2012        1,239,950   1,148,000     (91,950)
   46     Long  CBOE VIX Futures                            May 2012           937,700     848,700     (89,000)
   43     Long  CBOE VIX Futures                            July 2012        1,010,000     941,700     (68,300)
   50     Long  CBOE VIX Futures                            August 2012      1,233,000   1,150,000     (83,000)
   92     Short Copper(a)                                   July 2012        8,754,075   8,807,850     (53,775)
   270    Long  Corn(a)                                     July 2012        8,800,512   8,562,375    (238,137)
   192    Short Cotton No.2(a)                              July 2012        8,573,950   8,582,400      (8,450)
   76     Short Dax Index                                   June 2012       17,839,922  17,039,332     800,590
   72     Short EURO-BTP Italian Government Bond Futures    June 2012       10,140,471   9,693,616     446,855
   170    Short Euro FX Currency                            June 2012       27,677,900  28,139,250    (461,350)
   325    Short EURO STOXX 50 Index Futures                 June 2012       10,483,707   9,718,277     765,430
   70     Short FTSE 100 Index                              June 2012        6,701,075   6,492,411     208,664
   60     Long  Gold 100 OZ(a)                              June 2012       10,123,591   9,985,200    (138,391)
   100    Short IBEX 35 Index                               May 2012         9,061,046   9,097,130     (36,084)
   210    Short NIKKEI 225 Index                            June 2012       10,001,375   9,948,750      52,625
   120    Short Russell 2000 Mini Index                     June 2012        9,873,380   9,778,800      94,580
   99     Short S&P Midcap 400 E-Mini Index                 June 2012        9,799,040   9,797,040       2,000
   78     Long  Wheat Futures(a)                            July 2012        2,718,525   2,552,550    (165,975)
   202    Short Zinc Futures(a)                             June 2012       10,192,131  10,405,525    (213,394)
                                                                                                     ---------
                                                                                                     $ 296,213
                                                                                                     =========

--------
(a)The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2012 (see Note 3):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                          --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  U.S. Corporate Bonds & Notes...........      $        --        $  1,501,855             $--           $  1,501,855
  Commodity Index-Linked Notes...........               --          41,578,804              --             41,578,804
  U.S Government Agencies................               --         176,295,598              --            176,295,598
  U.S. Government Treasuries.............               --          12,293,234              --             12,293,234
  Exchange Traded Funds..................       12,529,699                  --              --             12,529,699
Short-Term Investment Securities:
  Call Options-Purchased.................           20,000                  --              --                 20,000
  Put Options-Purchased..................        6,046,600                  --              --              6,046,600
  U.S. Government Treasuries.............               --          88,980,519              --             88,980,519
Repurchase Agreements....................               --          24,777,385              --             24,777,385
Other Financial Instruments@.............
  Open Futures Contracts -- Appreciation.        2,370,744                  --              --              2,370,744
                                               -----------        ------------             ---           ------------
TOTAL                                          $20,967,043        $345,427,395             $--           $366,394,438
                                               ===========        ============             ===           ============

LIABILITIES:
Other Financial Instruments@
  Open Futures Contracts -- Depreciation.      $ 2,074,531        $         --             $--           $  2,074,531
                                               ===========        ============             ===           ============

--------
@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
** Consolidated; See Note 2 and 12

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND PORTFOLIO PROFILE -- APRIL 30, 2012** -- (UNAUDITED)

INDUSTRY ALLOCATION*

                Repurchase Agreements...................  93.1%
                Other assets less liabilities
                 (including open forward foreign
                 currency contracts and futures
                 contracts).............................   6.9
                                                         -----
                Net Assets --........................... 100.0%
                                                         =====

--------
* Calculated as a percentage of net assets
** Consolidated. See Note 2 and 12

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2012* -- (UNAUDITED)

                                                  PRINCIPAL      VALUE
               SECURITY DESCRIPTION                AMOUNT       (NOTE 3)
     --------------------------------------------------------------------
     REPURCHASE AGREEMENTS -- 93.1%
       Bank of America Securities LLC Joint
        Repurchase Agreement(1)................. $47,270,000  $ 47,270,000
       Bank of America Securities LLC Joint
        Repurchase Agreement(1)(2)..............  13,380,000    13,380,000
       BNP Paribas SA Joint Repurchase
        Agreement(1)............................  63,205,000    63,205,000
       BNP Paribas SA Joint Repurchase
        Agreement(1)(2).........................  17,875,000    17,875,000
       Deutsche Bank AG Joint Repurchase
        Agreement(1)............................  57,795,000    57,795,000
       Deutsche Bank AG Joint Repurchase
        Agreement(1)(2).........................  16,345,000    16,345,000
       Royal Bank of Scotland Joint Repurchase
        Agreement(1)............................  63,205,000    63,205,000
       Royal Bank of Scotland Joint Repurchase
        Agreement(1)(2).........................  17,875,000    17,875,000
       UBS Securities LLC Joint Repurchase
        Agreement(1)............................  53,240,000    53,240,000
       UBS Securities LLC Joint Repurchase
        Agreement(1)(2).........................  15,055,000    15,055,000
                                                              ------------
     TOTAL REPURCHASE AGREEMENTS
        (cost $365,245,000).....................               365,245,000
                                                              ------------
     TOTAL INVESTMENTS --
        (cost $365,245,000)(3)..................        93.1%  365,245,000
     Liabilities in excess of other assets......         6.9    27,106,447
                                                 -----------  ------------
     NET ASSETS --                                     100.0% $392,351,447
                                                 ===========  ============

--------
*  Consolidated; see Note 2 and Note 12.
(1)See Note 3 for details of Joint Repurchase Agreements.
(2)The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.
(3)See Note 6 for cost of investments on a tax basis.



OPEN FUTURES CONTRACTS
-----------------------------------------------------------------------------------------------
                                                                     VALUE AS OF   UNREALIZED
NUMBER OF                                                 VALUE AT    APRIL 30,   APPRECIATION
CONTRACTS TYPE          DESCRIPTION      EXPIRATION DATE TRADE DATE     2012     (DEPRECIATION)
--------- ----          -----            --------------- ----------- ----------- --------------
   200    Long Copper High Grade(a)         July 2012    $18,408,213 $19,147,500  $   739,287
   173    Long DAX Index                    June 2012     38,477,056  38,786,901      309,845
   203    Long German Euro Bund             June 2012     36,833,589  37,912,458    1,078,869
   326    Long KOSPI 200 Index              June 2012     37,575,185  38,235,859      660,674
   182    Long Light Crude Sweet Oil(a)     June 2012     18,817,340  19,086,340      269,000
   323    Long Nikkei 225 Index             June 2012     39,444,149  38,433,116   (1,011,033)
   552    Long S&P 500 E-Mini Index         June 2012     37,798,200  38,463,360      665,160
   285    Long US Treasury 10YR Notes       June 2012     36,916,203  37,700,156      783,953
                                                                                  -----------
                                                                                  $ 3,495,755
                                                                                  ===========

--------
(a)The security is owned by the SunAmerica Global Trends Cayman,Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
----------------------------------------------------------------------------------------
                                                      DELIVERY  UNREALIZED   UNREALIZED
  COUNTERPARTY    CONTRACT TO DELIVER IN EXCHANGE FOR   DATE   APPRECIATION DEPRECIATION
----------------- ------------------- --------------- -------- ------------ ------------
Bank of Montreal  USD       277,552   MXN   3,653,000 5/3/2012   $  2,888    $      --
                                                                 --------    ---------
Citibank N.A.     MXN   248,230,000   USD  18,878,385 5/3/2012         --     (178,190)
                  USD    18,819,703   MXN 248,230,000 6/4/2012    178,460           --
                                                                 --------    ---------
                                                                  178,460     (178,190)
                                                                 --------    ---------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2012* -- (UNAUDITED) (CONTINUED)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
---------------------------------------------------------------------------------------------------
                                                                 DELIVERY  UNREALIZED   UNREALIZED
       COUNTERPARTY          CONTRACT TO DELIVER IN EXCHANGE FOR   DATE   APPRECIATION DEPRECIATION
---------------------------- ------------------- --------------- -------- ------------ ------------
Credit Suisse AG             USD     9,080,054   MXN 117,809,000 5/3/2012  $       --  $   (35,877)
                                                                           ----------  -----------
Goldman Sachs International  BRL    34,879,000   USD  18,436,938 5/3/2012     138,798           --
                             BRL       111,000   USD      58,498 6/4/2012         652           --
                             USD    18,749,045   BRL  34,879,000 5/3/2012          --     (450,905)
                             USD     9,717,490   BRL  18,368,000 6/4/2012          --     (145,340)
                                                                           ----------  -----------
                                                                              139,450     (596,245)
                                                                           ----------  -----------
HSBC Bank USA, N.A.          BRL    17,269,000   USD   9,375,356 5/3/2012     315,733           --
                             BRL    17,775,000   USD   9,355,263 6/4/2012      92,144           --
                             USD     9,210,133   BRL  17,269,000 5/3/2012          --     (150,511)
                             USD       676,667   MXN   8,959,000 5/3/2012      11,114           --
                                                                           ----------  -----------
                                                                              418,991     (150,511)
                                                                           ----------  -----------
Royal Bank of Canada         BRL    35,550,000   USD  18,799,577 5/3/2012     149,418           --
                             USD    18,791,627   BRL  35,550,000 5/3/2012          --     (141,468)
                             USD     9,078,852   MXN 117,809,000 5/3/2012          --      (34,675)
                             USD    18,690,360   BRL  35,550,000 6/4/2012          --     (164,121)
                                                                           ----------  -----------
                                                                              149,418     (340,264)
                                                                           ----------  -----------
Standard Chartered Bank      BRL    16,599,000   USD   9,011,386 5/3/2012     303,257           --
                             BRL    17,775,000   USD   9,362,655 6/4/2012      99,535           --
                             USD     9,000,651   BRL  16,599,000 5/3/2012          --     (292,522)
                             USD     9,502,307   BRL  17,956,000 6/4/2012          --     (144,863)
                                                                           ----------  -----------
                                                                              402,792     (437,385)
                                                                           ----------  -----------
Net Unrealized Appreciation/(Depreciation)                                 $1,291,999  $(1,738,472)
                                                                           ==========  ===========

BRL -- Brazilian Real
MXN -- Mexican Peso
PLN -- Polish Zloty
USD -- United States Dollars

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2012 (see Note 3):

                                                           LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                                               QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS
                                                           --------------------- ----------------- ----------------------
ASSETS:
Repurchase Agreements.....................................      $       --         $365,245,000             $--
Other Financial Instruments@..............................
  Open Forward Foreign Currency Contracts -- Appreciation.              --            1,291,999              --
  Open Futures Contracts -- Appreciation..................       4,506,789                   --              --
                                                                ----------         ------------             ---
TOTAL                                                           $4,506,789         $366,536,999             $--
                                                                ==========         ============             ===

LIABILITIES:
Other Financial Instruments@
  Open Forward Foreign Currency Contracts -- Depreciation.      $       --         $  1,738,472             $--
  Open Futures Contracts -- Depreciation..................       1,011,033                   --              --
                                                                ----------         ------------             ---
TOTAL                                                           $1,011,033         $  1,738,472             $--
                                                                ==========         ============             ===

                                                              TOTAL
                                                           ------------
ASSETS:
Repurchase Agreements..................................... $365,245,000
Other Financial Instruments@..............................
  Open Forward Foreign Currency Contracts -- Appreciation.    1,291,999
  Open Futures Contracts -- Appreciation..................    4,506,788
                                                           ------------
TOTAL                                                      $371,043,787
                                                           ============

LIABILITIES:
Other Financial Instruments@
  Open Forward Foreign Currency Contracts -- Depreciation. $  1,738,472
  Open Futures Contracts -- Depreciation..................    1,011,033
                                                           ------------
TOTAL                                                      $  2,749,505
                                                           ============

--------
*  Consolidated: See Note 2 and 12.
@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA GROWTH FUND PORTFOLIO PROFILE -- APRIL 30, 2012 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 E-Commerce/Services...................   7.1%
                 Computers.............................   6.6
                 Consulting Services...................   6.6
                 Retail-Restaurants....................   6.5
                 Retail-Building Products..............   6.0
                 Web Portals/ISP.......................   5.3
                 Engines-Internal Combustion...........   5.3
                 Casino Hotels.........................   5.0
                 Athletic Footwear.....................   4.9
                 Retail-Discount.......................   4.9
                 Retail-Sporting Goods.................   4.4
                 Electric-Transmission.................   4.0
                 Oil-Field Services....................   3.8
                 Hotels/Motels.........................   3.6
                 Apparel Manufacturers.................   3.6
                 Soap & Cleaning Preparation...........   3.3
                 Distribution/Wholesale................   2.9
                 Insurance-Property/Casualty...........   2.7
                 Resorts/Theme Parks...................   2.7
                 Diagnostic Kits.......................   2.5
                 Medical Instruments...................   2.2
                 Multimedia............................   1.9
                 Decision Support Software.............   1.8
                 Medical-HMO...........................   1.6
                 Transport-Services....................   1.5
                 Commercial Services-Finance...........   0.9
                                                        -----
                                                        101.6
                 Liabilities in excess of other assets.  (1.6)
                                                        -----
                 Net Assets............................ 100.0%
                                                        =====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA GROWTH FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2012 -- (UNAUDITED)

                                                           VALUE
                   SECURITY DESCRIPTION          SHARES   (NOTE 3)
            --------------------------------------------------------
            COMMON STOCK -- 101.6%
            APPAREL MANUFACTURERS -- 3.6%
              Under Armour, Inc., Class A+......  70,000 $ 6,855,100
                                                         -----------
            ATHLETIC FOOTWEAR -- 4.9%
              NIKE, Inc., Class B...............  84,520   9,455,252
                                                         -----------
            CASINO HOTELS -- 5.0%
              Wynn Resorts, Ltd.................  72,407   9,659,094
                                                         -----------
            COMMERCIAL SERVICES-FINANCE -- 0.9%
              Morningstar, Inc..................  30,000   1,731,600
                                                         -----------
            COMPUTERS -- 6.6%
              Apple, Inc.+......................  21,635  12,640,032
                                                         -----------
            CONSULTING SERVICES -- 6.6%
              Booz Allen Hamilton Holding Corp.. 218,149   3,730,348
              Verisk Analytics, Inc., Class A+.. 180,000   8,811,000
                                                         -----------
                                                          12,541,348
                                                         -----------
            DECISION SUPPORT SOFTWARE -- 1.8%
              MSCI, Inc.........................  95,000   3,476,050
                                                         -----------
            DIAGNOSTIC KITS -- 2.5%
              IDEXX Laboratories, Inc.+.........  55,000   4,836,150
                                                         -----------
            DISTRIBUTION/WHOLESALE -- 2.9%
              Fastenal Co....................... 120,000   5,618,400
                                                         -----------
            E-COMMERCE/SERVICES -- 7.1%
              priceline.com, Inc.+..............  17,943  13,651,393
                                                         -----------
            ELECTRIC-TRANSMISSION -- 4.0%
              ITC Holdings Corp................. 100,000   7,746,000
                                                         -----------
            ENGINES-INTERNAL COMBUSTION -- 5.3%
              Cummins, Inc......................  86,772  10,050,801
                                                         -----------
            HOTEL/MOTELS -- 3.6%
              Hyatt Hotels Corp., Class A+...... 160,000   6,884,800
                                                         -----------
            INSURANCE-PROPERTY/CASUALTY -- 2.7%
              Arch Capital Group, Ltd.+......... 130,000   5,106,400
                                                         -----------

                                                                 VALUE
                  SECURITY DESCRIPTION                SHARES    (NOTE 3)
     ----------------------------------------------------------------------
     MEDICAL INSTRUMENTS -- 2.2%
       Edwards Lifesciences Corp.+..................  50,000  $  4,148,500
                                                              ------------
     MEDICAL-HMO -- 1.6%
       AMERIGROUP Corp.+............................  50,000     3,088,000
                                                              ------------
     MULTIMEDIA -- 1.9%
       FactSet Research Systems, Inc................  35,000     3,670,100
                                                              ------------
     OIL-FIELD SERVICES -- 3.8%
       Halliburton Co............................... 215,230     7,365,171
                                                              ------------
     RESORT/THEME PARKS -- 2.7%
       Vail Resorts, Inc............................ 125,000     5,097,500
                                                              ------------
     RETAIL-BUILDING PRODUCTS -- 6.0%
       Home Depot, Inc.............................. 220,679    11,428,965
                                                              ------------
     RETAIL-DISCOUNT -- 4.9%
       Dollar General Corp.+........................ 197,154     9,356,929
                                                              ------------
     RETAIL-RESTAURANTS -- 6.5%
       Starbucks Corp............................... 216,109    12,400,335
                                                              ------------
     RETAIL-SPORTING GOODS -- 4.4%
       Dick's Sporting Goods, Inc................... 165,000     8,349,000
                                                              ------------
     SOAP & CLEANING PREPARATION -- 3.3%
       Church & Dwight Co., Inc..................... 125,000     6,350,000
                                                              ------------
     TRANSPORT-SERVICES -- 1.5%
       Expeditors International of Washington, Inc..  70,000     2,800,000
                                                              ------------
     WEB PORTALS/ISP -- 5.3%
       Baidu, Inc. ADR+.............................  76,136    10,103,247
                                                              ------------
     TOTAL INVESTMENTS --
        (cost $145,994,657)(1)......................   101.6%  194,410,167
     Liabilities in excess of other assets..........    (1.6)   (3,040,530)
                                                     -------  ------------
     NET ASSETS --                                     100.0% $191,369,637
                                                     =======  ============

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.
ADR -- American Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2012 (see Note 3):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                  --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  Common Stock...................
   Casino Hotels.................     $  9,659,094             $--                 $--           $  9,659,094
   Computers.....................       12,640,032              --                  --             12,640,032
   Consulting Services...........       12,541,348              --                  --             12,541,348
   E-Commerce/Services...........       13,651,393              --                  --             13,651,393
   Engines-Internal Combustion...       10,050,801              --                  --             10,050,801
   Retail-Building Products......       11,428,965              --                  --             11,428,965
   Retail-Restaurants............       12,400,335              --                  --             12,400,335
   Web Portals/ISP...............       10,103,247              --                  --             10,103,247
   Other Industries*.............      101,934,952              --                  --            101,934,952
                                      ------------             ---                 ---           ------------
TOTAL                                 $194,410,167             $--                 $--           $194,410,167
                                      ============             ===                 ===           ============

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND PORTFOLIO PROFILE -- APRIL 30, 2012 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                  Medical-HMO.........................   9.3%
                  E-Commerce/Services.................   6.4
                  Computers...........................   5.9
                  Retail-Restaurants..................   5.8
                  Retail-Building Products............   5.3
                  Aerospace/Defense...................   4.7
                  Web Portals/ISP.....................   4.7
                  Medical-Wholesale Drug Distribution.   4.7
                  Engines-Internal Combustion.........   4.7
                  Food-Retail.........................   4.7
                  Finance-Credit Card.................   4.7
                  Cable/Satellite TV..................   4.7
                  Oil Refining & Marketing............   4.6
                  Oil Companies-Integrated............   4.6
                  Casino Hotels.......................   4.5
                  Athletic Footwear...................   4.4
                  Retail-Discount.....................   4.4
                  Electronic Security Devices.........   4.1
                  Oil-Field Services..................   3.4
                                                       -----
                                                        95.6
                  Other assets less liabilities.......   4.4
                                                       -----
                                                       100.0%
                                                       =====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2012 -- (UNAUDITED)

                                                           VALUE
                   SECURITY DESCRIPTION          SHARES   (NOTE 3)
            -------------------------------------------------------
            COMMON STOCK -- 95.6%
            AEROSPACE/DEFENSE -- 4.7%
              General Dynamics Corp.............  59,000 $3,982,500
                                                         ----------
            ATHLETIC FOOTWEAR -- 4.4%
              NIKE, Inc., Class B...............  33,300  3,725,271
                                                         ----------
            CABLE/SATELLITE TV -- 4.7%
              DISH Network Corp., Class A....... 123,000  3,932,310
                                                         ----------
            CASINO HOTELS -- 4.5%
              Wynn Resorts, Ltd.................  28,527  3,805,502
                                                         ----------
            COMPUTERS -- 5.9%
              Apple, Inc.+......................   8,524  4,980,062
                                                         ----------
            E-COMMERCE/SERVICES -- 6.4%
              priceline.com, Inc.+..............   7,069  5,378,237
                                                         ----------
            ELECTRONIC SECURITY DEVICES -- 4.1%
              Tyco International, Ltd...........  61,000  3,423,930
                                                         ----------
            ENGINES-INTERNAL COMBUSTION -- 4.7%
              Cummins, Inc......................  34,187  3,959,880
                                                         ----------
            FINANCE-CREDIT CARD -- 4.7%
              Discover Financial Services....... 116,000  3,932,400
                                                         ----------
            FOOD-RETAIL -- 4.7%
              Kroger Co......................... 170,000  3,955,900
                                                         ----------
            MEDICAL-HMO -- 9.3%
              Aetna, Inc........................  91,000  4,007,640
              UnitedHealth Group, Inc...........  68,000  3,818,200
                                                         ----------
                                                          7,825,840
                                                         ----------

                                                               VALUE
                  SECURITY DESCRIPTION               SHARES   (NOTE 3)
       -----------------------------------------------------------------
       MEDICAL-WHOLESALE DRUG DISTRIBUTION -- 4.7%
         Cardinal Health, Inc......................  94,000  $ 3,973,380
                                                             -----------
       OIL COMPANIES-INTEGRATED -- 4.6%
         Marathon Oil Corp......................... 133,000    3,902,220
                                                             -----------
       OIL REFINING & MARKETING -- 4.6%
         Valero Energy Corp........................ 158,000    3,902,600
                                                             -----------
       OIL-FIELD SERVICES -- 3.4%
         Halliburton Co............................  84,799    2,901,822
                                                             -----------
       RETAIL-BUILDING PRODUCTS -- 5.3%
         Home Depot, Inc...........................  86,946    4,502,933
                                                             -----------
       RETAIL-DISCOUNT -- 4.4%
         Dollar General Corp.+.....................  77,677    3,686,550
                                                             -----------
       RETAIL-RESTAURANTS -- 5.8%
         Starbucks Corp............................  85,145    4,885,620
                                                             -----------
       WEB PORTALS/ISP -- 4.7%
         Baidu, Inc. ADR+..........................  29,997    3,980,602
                                                             -----------
       TOTAL INVESTMENTS --
          (cost $73,552,848)(1)....................    95.6%  80,637,559
       Other assets less liabilities...............     4.4    3,673,425
                                                    -------  -----------
       NET ASSETS --                                  100.0% $84,310,984
                                                    =======  ===========

--------
+  Non-income producing security
(1)See Note 6 for cost of investments on a tax basis.
ADR -- American Depository Receipt

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2012 (see Note 3):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                  --------------------- ----------------- ---------------------- -----------
ASSETS:
Long-Term Investment Securities:
  Common Stock...................
   Computers.....................      $ 4,980,062             $--                 $--           $ 4,980,062
   E-Commerce/Services...........        5,378,237              --                  --             5,378,237
   Medical-HMO...................        7,825,840              --                  --             7,825,840
   Retail-Building Products......        4,502,933              --                  --             4,502,933
   Retail-Restaurants............        4,885,620              --                  --             4,885,620
   Other Industries*.............       53,064,867              --                  --            53,064,867
                                       -----------             ---                 ---           -----------
TOTAL                                  $80,637,559             $--                 $--           $80,637,559
                                       ===========             ===                 ===           ===========

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Specialty Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of six different investment funds (each a "Fund" and collectively, the "Funds") as of April 30, 2012. Each Fund is managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica"). An investor may invest in one or more of the following Funds: 2020 High Watermark Fund*, SunAmerica Alternative Strategies Fund (the "Alternative Strategies Fund"), SunAmerica Global Trends Fund (the "Global Trends Fund"), SunAmerica Focused Alpha Growth Fund (the "Focused Alpha Growth Fund") and SunAmerica Focused Alpha Large-Cap Fund (the "Focused Alpha Large-Cap Fund").

   On September 16, 2011, an Early Closure Condition, as defined in the prospectus, occurred with respect to the 2015 High Watermark Fund (together with the 2020 High Watermark Fund, the "High Watermark Funds"). This Early Closure Condition required the 2015 High Watermark Fund to irrevocably allocate its assets to its fixed income portfolio and to close to new investments. The Fund had previously closed voluntarily to new investors as of February 12, 2010, and it is required to remain closed. As a result of the occurrence of the Early Closure Condition, the Fund no longer has the ability to obtain equity exposure.

   In reorganizations that occurred on January 23, 2012 (the "Reorganizations"), each of the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund acquired the assets and assumed the liabilities of the SunAmerica Focused Alpha Growth Fund, Inc. and the Focused Alpha Large-Cap Fund, Inc., respectively (each a "Predecessor Fund" and together, the "Predecessor Funds"), both closed-end registered investment companies. As a result of the Reorganizations, each of the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund carried forward the performance and accounting history of the corresponding Predecessor Fund, as each Predecessor Fund is the accounting survivor of the respective Reorganization. The most recent fiscal year end of the Predecessor Funds was December 31, 2011.

   The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   The High Watermark Funds have the same investment goals and investment strategy, but have a different protected maturity date ("Protected Maturity Date"). The Protected Maturity Date for each of these Funds is: 2015 High Watermark Fund -- August 31, 2015; 2020 High Watermark Fund -- August 31, 2020.

   Each High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on its Protected Maturity Date at least equal to the protected high watermark value ("Protected High Watermark Value"). Each Fund seeks high total return as a secondary objective. The Protected High Watermark Value for a High Watermark Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the High Watermark Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. Each High Watermark Fund's undertaking (the "Payment Undertaking") that shareholders in the High Watermark Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement between the Trust, on behalf of the High Watermark Funds, and Prudential Global Funding, LLC ("PGF"), under which PGF will pay to each High Watermark Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the High Watermark Fund's Protected Maturity Date, provided certain conditions are met.

   If the NAV of a High Watermark Fund at its Protected Maturity Date is insufficient to satisfy the Payment Undertaking, a shareholder's ability to receive the Protected High Watermark Value will depend on the High Watermark Fund's ability to collect the difference under the Master Agreement with PGF. A shareholder's ability to rely on the Master Agreement is subject to certain conditions and restrictions that may reduce, or eliminate, the High Watermark Funds' ability to meet the Payment Undertaking.

   The High Watermark Funds are subject to conditions of the Master Agreement that require Trajectory Asset Management LLC ("Trajectory"), the High Watermark Funds' subadviser, to provide certain information to PGF on a daily basis and to follow certain parameters and proprietary mathematical formulae in making investment allocation decisions. These limitations are
--------
* See Note 14 relating to the closure of the 2020 High Watermark Fund.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)

   designed to reduce, but do not eliminate, the risk that the High Watermark Funds' assets will be insufficient to allow a High Watermark Fund to redeem shares at not less than the Protected High Watermark Value on its Protected Maturity Date.

   While Trajectory intends to meet all obligations under the Master Agreement, a failure to meet the commercially negotiated terms could permit PGF to cancel the Master Agreement and thus terminate its obligations to make any payment to the High Watermark Fund if a shortfall exists to the Payment Undertaking on the Protected Maturity Date. In this event, shareholders will not receive the Protected High Watermark Value but instead will receive the High Watermark Fund's then-current net asset value when they redeem their shares, which may be lower than the Protected High Watermark Value and lower than the shareholder's initial investment.

   If a High Watermark Fund has irrevocably allocated its assets to the fixed income portfolio, it will close to new share issuances. As described under
   Note 4, SunAmerica has contractually agreed to reduce its fees in the event that a High Watermark Fund becomes completely invested in fixed income securities. However, if this reduction in fees is not sufficient to reduce total annual operating expenses to an extent that they are covered by the current yield on the High Watermark Fund's fixed income securities, and the High Watermark Fund is within three years of its Protected Maturity Date, that date will be accelerated and the Trust's Board of Trustees will consider appropriate action under all of the circumstances as described below. PGF may, however, permit the High Watermark Fund to hold a higher proportion of its assets in obligations of U.S. government agencies and instrumentalities (which generally pay higher rates of interest than direct obligations of the U.S. Treasury) in order to avoid this circumstance.

   Under the Master Agreement, if certain low interest rate conditions occur and a High Watermark Fund is within three years of its initial Protected Maturity Date, the High Watermark Fund can terminate early. If a High Watermark Fund terminates early under these circumstances, the High Watermark Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High Watermark Value. Thereafter, the Trust's Board of Trustees will consider appropriate action under all of the circumstances. These actions could include liquidating the High Watermark Fund or continuing to operate the High Watermark Fund and pursuing a strategy other than the High Watermark Strategy. Shareholders will receive 30 days' written notice of any shareholder distribution of liquidation proceeds or other action following a Protected Maturity Date or Early High Watermark Fund Termination.

   Please refer to the High Watermark Funds' prospectus for additional details concerning the calculation of the Protected High Watermark Value, the Payment Undertaking, the Master Agreement, an Early Closure Condition and an Early Fund Termination.

   The Alternative Strategies Fund seeks to provide long-term total return by utilizing an actively managed quantitative investment process to provide exposure to a diversified portfolio of alternative, or non-traditional, investment strategies and asset classes, and by investing in U.S. Government Securities and other fixed income securities.

   The Global Trends Fund seeks to provide capital appreciation by utilizing an actively managed rules based investment process to allocate assets across a diversified, broad-based spectrum of asset classes, including the global equity and fixed income market, currencies and commodities.

   The Focused Alpha Growth Fund seeks to provide growth of capital through active trading of equity securities of large, small and mid-cap companies.

   The Focused Alpha Large-Cap Fund seeks to provide growth of capital through active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large companies.

   Each Fund, except for the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund, is a "diversified" Fund within the meaning of the 1940 Act.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares of the High Watermark Funds will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act except that Class C shares are subject to higher distribution fee rates. Class I shares and Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class I shares and Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services (see Note 4).

   Class A shares acquired in connection with the Reorganizations were subject to a redemption fee of 1.00% of the total redemption amount (calculated at net asset value) on fund shares redeemed or exchanged on or before April 20, 2012. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative daily net assets of each class.

   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Basis for consolidation for the SunAmerica Alternative Strategies Cayman Fund, Ltd. and SunAmerica Global Trends Cayman Fund, Ltd.

   The SunAmerica Alternative Strategies Cayman Fund, Ltd. (the "Alternative Strategies Subsidiary"), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Alternative Strategies Fund. The Alternative Strategies Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Alternative Strategies Fund in order to effect certain investments on behalf of the Alternative Strategies Fund consistent with the investment objectives and policies in the Alternative Strategies Fund's prospectus and statement of additional information. With respect to its investments, the Alternative Strategies Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Alternative Strategies Fund; however, the Alternative Strategies Subsidiary (unlike the Alternative Strategies Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked and hedge fund-linked derivative instruments that may otherwise be limited if purchased by the Alternative Strategies Fund due to federal tax requirements relating to qualifying income. The Alternative Strategies Fund and Alternative Strategies Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Alternative Strategies Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Alternative Strategies Fund. The Alternative Strategies Fund may invest up to 25% of its assets in the Alternative Strategies Subsidiary. As

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)

   of April 30, 2012, net assets of the Alternative Strategies Fund were $363,937,227, of which approximately $88,885,146, or approximately 24.4%, represented the Alternative Strategies Fund's ownership of all issued shares and voting rights of the Alternative Strategies Subsidiary.

   The SunAmerica Global Trends Cayman Fund, Ltd. (the "Global Trends Subsidiary"), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund's prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of April 30, 2012, net assets of the Global Trends Fund were $392,351,447, of which approximately $83,960,471, or approximately 21.4%, represented the Global Trends Fund's ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements:

   SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


   Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of SunAmerica, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

   Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Securities for which market quotations are not readily available and securities for which a development/significant event occurs that may significantly impact the value of the security, are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)
   Level 3 -- Significant unobservable inputs (including inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The summary of the inputs used to value the Funds' net assets as of April 30, 2012 are reported on a schedule following the Portfolio of Investments.

   DERIVATIVE INSTRUMENTS:

   The following tables represent the value of derivatives held as of April 30, 2012, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the period ended April 30, 2012:

                              2020 HIGH WATERMARK
                     ---------------------------------------------
                     STATEMENT OF ASSETS AND LIABILITIES LOCATION
                     ---------------------------------------------
DERIVATIVE           ASSET DERIVATIVES     LIABILITY DERIVATIVES
CONTRACTS(1)              VALUE                    VALUE
------------         -----------------     ---------------------
Equity
  contracts Futures
  contracts
  (variation
  margin)(2)(3)..... $--                           $245
                     ===                           ====

                                                                                            CHANGE IN UNREALIZED
                                                                                                APPRECIATION
                              LOCATION OF GAIN (LOSS) ON         REALIZED GAIN (LOSS) ON      (DEPRECIATION) ON
                               DERIVATIVES RECOGNIZED IN        DERIVATIVES RECOGNIZED IN DERIVATIVES RECOGNIZED IN
DERIVATIVE CONTRACTS(1)         STATEMENT OF OPERATIONS          STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
-----------------------  -------------------------------------- ------------------------- -------------------------
 Equity contracts(2).... Net realized gain (loss) on futures contracts and written options
                         contracts/Change in unrealized
                         appreciation (depreciation) on
                         futures contracts and written options
                         contracts                                       $10,939                   $(3,102)
                                                                         =======                   =======

--------
(1)The Fund's derivative contracts held during the period ended April 30, 2012 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for equity futures contracts was $66,400.
(3)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,748 as reported in the Portfolio of Investments.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                           ALTERNATIVE STRATEGIES FUND
                     --------------------------------------------
                     STATEMENT OF ASSETS AND LIABILITIES LOCATION
                     --------------------------------------------
DERIVATIVE           ASSET DERIVATIVES    LIABILITY DERIVATIVES
CONTRACTS(1)               VALUE                  VALUE
------------         -----------------    ---------------------
Commodity contracts
 Futures contracts
   (variation
   margin)(2)(3)....    $  183,780                 $--
 Call and put
   options
   purchased, at
   value(5)(7)......     2,838,100                  --
Equity
 contracts Futures
 contracts
 (variation
 margin)(2)(3)......       732,228                  --
 Call and put
   options
   purchased, at
   value(5)(7)......       553,500                  --
Interest rate
 contracts
 Futures contracts
   (variation
   margin)(2)(3)....       (86,769)                 --
Foreign exchange
 contracts
 Futures contracts
   (variation
   margin)(3)(4)....       176,334                  --
 Call and put
   options
   purchased, at
   value(5)(7)......     2,675,000                  --
                        ----------                 ---
                        $7,072,173                 $--
                        ==========                 ===

                                                                                                          CHANGE IN UNREALIZED
                                                                                                              APPRECIATION
                                      LOCATION OF GAIN (LOSS) ON               REALIZED GAIN (LOSS) ON      (DEPRECIATION) ON
                                       DERIVATIVES RECOGNIZED IN              DERIVATIVES RECOGNIZED IN DERIVATIVES RECOGNIZED IN
DERIVATIVE CONTRACTS(1)                 STATEMENT OF OPERATIONS                STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
-----------------------    -------------------------------------------------- ------------------------- -------------------------
Commodity
 Contracts(2)(5)(6)(8)(9). Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                           appreciation (depreciation) on futures contracts
                           and written options contracts                            $  7,269,931               $(1,521,969)
                           Net realized gain (loss) on purchased options
                           contracts/Change in unrealized appreciation
                           (depreciation) on purchased options contracts              (9,092,165)               (1,887,500)
Equity                     Net realized gain (loss) on futures contracts and
 contracts(2)(5)(6)(8).... written options contracts/Change in unrealized appreciation (depreciation) on futures contracts
                           and written options contracts                             (49,732,351)                7,423,749
                           Net realized gain (loss) on purchased options
                           contracts/Change in unrealized appreciation
                           (depreciation) on purchased options contracts              (7,905,300)                2,752,750
Interest Rate
 Contracts(2)(6)(8)....... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                           appreciation (depreciation) on futures contracts
                           and written options contracts                                      --                   446,855
                           Net realized gain (loss) on purchased options
                           contracts/Change in unrealized appreciation
                           (depreciation) on purchased options contracts                (953,125)                  867,188
Foreign Exchange
 Contracts(4)(5)(6)(8).... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                           appreciation (depreciation) on futures contracts
                           and written options contracts                                 817,020                   (20,337)
                           Net realized gain (loss) on purchased options
                           contracts/Change in unrealized appreciation
                           (depreciation) on purchased options contracts             (22,117,991)                6,500,585
                                                                                    ------------               -----------
                                                                                    $(81,713,981)              $14,561,321
                                                                                    ============               ===========

--------
(1)The Fund's derivative contracts held during the period ended April 30, 2012 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for equity futures, interest rate futures, and commodity futures contracts were $118,098,257, $3,289,182, and $73,131,189, respectively.
(3)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $296,213 as reported in the Portfolio of Investments.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)

(4)The average value outstanding for foreign currency contracts on futures is $67,486,680.
(5)The average value outstanding for purchased options on commodity contracts, purchased options on foreign exchange currency contracts and purchased options on equity contracts were $2,537,650, $3,559,969 and $618,425 respectively.
(6)The realized gain (loss) for purchased option contracts is included in net realized gain (loss) on investments (unaffiliated).
(7)Purchased options contracts are included in investments at value (unaffiliated).
(8)The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated).
(9)The average value outstanding for written options commodity contracts was $45,000.

                                GLOBAL TRENDS FUND
                      --------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES LOCATION
                      --------------------------------------------
DERIVATIVE            ASSET DERIVATIVES    LIABILITY DERIVATIVES
CONTRACTS(1)                VALUE                  VALUE
------------          -----------------    ---------------------
Equity
 contracts Futures
 contracts
 (variation
 margin)(2)(3).......    $  140,350             $       --
Interest rate
 contracts Futures
 contracts
 (variation
 margin)(2)(3).......      (119,890)                    --
Commodity
 Contracts Futures
 contracts
 (variation
 margin)(2)(3).......        11,580                     --
Foreign exchange
 contracts Unrealized
 appreciation
 (depreciation)
 on forward foreign
 currency
 contracts(4)........     1,291,999              1,738,472
                         ----------             ----------
                         $1,324,039             $1,738,472
                         ==========             ==========



                                      LOCATION OF GAIN (LOSS) ON                REALIZED GAIN (LOSS) ON
                                      DERIVATIVES RECOGNIZED IN                DERIVATIVES RECOGNIZED IN
DERIVATIVE CONTRACTS(1)                STATEMENT OF OPERATIONS                  STATEMENT OF OPERATIONS
-----------------------  ----------------------------------------------------- -------------------------
 Equity contracts(2).... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                                $ 9,015,141
 Interest Rate
  Contracts(2).......... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                                   (676,786)
 Commodity               Net realized gain (loss) on futures contracts and
  Contracts(2).......... written options contracts/Change in unrealized appreciation (depreciation) on futures contracts
                         and written options contracts                                 (3,771,406)
 Foreign Exchange
  Contracts(4).......... Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign
                         exchange gain (loss) on other assets and liabilities            (589,787)
                                                                                      -----------
                                                                                      $ 3,977,162
                                                                                      ===========

                                                                                 CHANGE IN UNREALIZED
                                                                                     APPRECIATION
                                      LOCATION OF GAIN (LOSS) ON                   (DEPRECIATION) ON
                                      DERIVATIVES RECOGNIZED IN                DERIVATIVES RECOGNIZED IN
DERIVATIVE CONTRACTS(1)                STATEMENT OF OPERATIONS                  STATEMENT OF OPERATIONS
-----------------------  ----------------------------------------------------- -------------------------
 Equity contracts(2).... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                                 $1,516,450
 Interest Rate
  Contracts(2).......... Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized
                         appreciation (depreciation) on futures contracts
                         and written options contracts                                  1,611,010
 Commodity               Net realized gain (loss) on futures contracts and
  Contracts(2).......... written options contracts/Change in unrealized appreciation (depreciation) on futures contracts
                         and written options contracts                                    388,218
 Foreign Exchange
  Contracts(4).......... Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign
                         exchange gain (loss) on other assets and liabilities            (474,185)
                                                                                      -----------
                                                                                      $ 3,041,493
                                                                                      ===========

--------
(1)The Fund's derivative contracts held during the period ended April 30, 2012 are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for equity futures, interest rate futures, and commodity futures contracts were $114,603,568, $54,979,725 and $40,266,059, respectively.
(3)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $3,495,755 as reported in the Portfolio of Investments.
(4)The average notional amount outstanding for foreign forward currency contracts was $222,588,044.

      FUTURES CONTRACTS. The 2020 High Watermark Fund may invest in exchange traded S&P 500 Index futures to generate equity market exposures. As of September 16, 2011 the 2015 High Watermark Fund has irrevocably allocated its assets into its fixed income portfolio due to an occurrence of Early Closure Condition and, as a result, the Fund can no longer invest in futures contracts. During the period ended April 30, 2012, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposures. The Alternative Strategies Fund expects to enter into futures transactions for investment purposes in order to gain exposure to the following asset classes: commodities, currencies, fixed income and equity index futures, and may take either a long or short position in a futures transaction. The Alternative Strategies Fund may also enter into futures transactions for hedging purposes. The Global Trends Fund expects to enter into futures transactions for investment purposes in order to gain exposure to a variety of asset classes, including U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income, currencies and commodities. The Global Trends Fund may also enter into futures transactions for hedging purposes. During the period ended April 30, 2012, the Alternative Strategies Fund entered into futures transactions for investment purposes in order to gain exposure to commodities, currencies, fixed income and equity index futures, and took long and short positions in futures transactions. During

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)

   this same period, the Alternative Strategies Fund also entered into futures transactions for hedging purposes. During the period ended April 30, 2012, the Global Trends Fund entered into futures transactions for investment purposes in order to gain exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

   Futures contracts are reported on a schedule following the Portfolio of Investments. As of April 30, 2012, the following Funds had open futures contracts: 2020 High Watermark Fund, Alternative Strategies Fund and Global Trends Fund.

   A futures contract is generally a standardized, transferable, exchange-traded contract that requires delivery of a commodity, bond, currency, stock index, or other underlying reference asset at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Subsequent payments, known as "Variation Margin" are made or received by the Funds as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as Variation Margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The primary risk to the 2020 High Watermark Fund of entering into futures contracts is market risk. The risks associated with the Alternative Strategy Fund's and Global Trend Fund's use of futures include the risk that the changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset. In addition, since the Alternative Strategies Fund may go short in futures contracts, there is a risk that losses caused by sudden, unanticipated market movements may be potentially unlimited. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Funds since the futures are exchange-traded.

      CURRENCY CONTRACTS. The Global Trends Fund may enter into forward foreign currency contracts ("forward contracts") for investment purposes in order to gain currency exposure and enhance return. During the period ended April 30, 2012, the Global Trends Fund used forward contracts for investment purposes in order to gain currency exposure. As of April 30, 2012, the Global Trends Fund has open forward contracts which are reported on a schedule following the Fund's Portfolio of Investments.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks to the Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises because forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. In addition, forward contracts are also not regulated by the Commodity Futures Trading Commission ("CFTC") and therefore the Fund will not receive any benefit of CFTC regulation when trading forwards. Moreover, because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

      OPTIONS. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund's market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund's securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended April 30, 2012, the Alternative Strategies Fund used option contracts to decrease the Fund's market exposure, to seek higher investment returns, and to seek protection against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased. As of April 30, 2012, Alternative Strategies Fund had open option contracts.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


   An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

   Risks to the Funds of entering into option contracts include credit risk, market risk and, with respect to OTC options, illiquidity risk. Credit risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

   Transactions in options written during the period ended April 30, 2012 are summarized as follows:

                                         ALTERNATIVE STRATEGIES FUND
-                                        --------------------------
                                         NUMBER OF      PREMIUMS
                                         CONTRACTS      RECEIVED
-                                        ---------      ---------
Options outstanding at October 31, 2011.     --        $      --
Options written.........................    240          516,000
Options terminated in closing purchase
 transactions...........................   (240)        (516,000)
Options expired.........................     --               --
Options exercised.......................     --               --
                                           ----         ---------
Options outstanding at April 30, 2012...     --        $      --
                                           ====         =========

      COMMODITY-LINKED AND HEDGE FUND-LINKED NOTES. The Alternative Strategies Fund may invest in commodity-linked derivative instruments, including commodity-linked notes linked to broad-based commodity indexes, in order to gain exposure to the commodities markets. By investing in these derivative instruments, the Alternative Strategies Fund seeks to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. The Alternative Strategies Fund will not invest directly in commodities. During the period ended April 30, 2012, the Alternative Strategies Fund invested in commodity-linked notes in order to gain exposure to the commodities markets.

   Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. A commodity-linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. It typically provides for interest payments and a principal payment at maturity linked to the price movement of a commodity, commodity index or commodity futures or option contract.

   The Alternative Strategies Fund may also invest in hedge fund-linked derivative instruments, including hedge fund-linked notes linked to a hedge fund index, in order to gain a broad-based exposure to hedge funds. The Alternative Strategies Fund will not invest directly in hedge funds. During the period ended April 30, 2012, the Alternative Strategies Fund did not invest in hedge fund-linked notes.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


   Hedge fund linked derivatives are derivative instruments, of which, the value, principal payment and interest payments are primarily linked to the price movement of a hedge fund, hedge fund index or hedge fund futures or option contract.

   The commodity and hedge fund-linked derivative instruments in which the Alternative Strategies Fund may invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors, including potential defaults by counterparties on their obligations to perform under these instruments. Typically, the return of the commodity-linked and hedge fund-linked notes will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes as compared to the index. Commodity and hedge fund-linked derivative instruments are also subject to credit risk and counterparty risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Counterparty risk is the risk that the Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the terms of the agreements.

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of April 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

                                 PERCENTAGE  PRINCIPAL
PORTFOLIO                        OWNERSHIP    AMOUNT
---------                        ---------- -----------
Global Trends...................   42.04%   $47,270,000
Global Trends Cayman Fund, Ltd..   11.90     13,380,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Bank of America Securities LLC, dated April 30, 2012, bearing interest at a rate of 0.16% per annum, with a principal amount of $112,435,000, a repurchase price of $112,435,500, and a maturity date of May 1, 2012. The repurchase agreement is collateralized by the following:

                      INTEREST MATURITY  PRINCIPAL
TYPE OF COLLATERAL      RATE     DATE     AMOUNT        VALUE
------------------    -------- -------- ------------ ------------
U. S. Treasury Notes.   2.38%  10/31/14 $108,741,000 $114,219,372
U. S. Treasury Notes.   4.25   11/15/13      984,000    1,063,724

   As of April 30, 2012, the following portfolios held and undivided interest in the joint repurchase agreement with BNP Paribas SA:

                                 PERCENTAGE  PRINCIPAL
PORTFOLIO                        OWNERSHIP    AMOUNT
---------                        ---------- -----------
Global Trends...................   42.12%   $63,205,000
Global Trends Cayman Fund, Ltd..   11.91     17,875,000

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   BNP Paribas SA, dated April 30, 2012, bearing interest at a rate of 0.18% per annum, with a principal amount of $150,075,000, a repurchase price of $150,075,750, and a maturity date of May 1, 2012. The repurchase agreement is collateralized by the following:

                      INTEREST MATURITY  PRINCIPAL
TYPE OF COLLATERAL      RATE     DATE     AMOUNT       VALUE
------------------    -------- -------- ----------- -----------
U. S. Treasury Bonds.   3.75%  08/15/41 $50,000,000 $56,782,000
U. S. Treasury Bonds.   4.25   05/15/39  50,000,000  62,371,500
U. S. Treasury Bonds.   4.75   02/15/37  25,589,800  33,952,291

   As of April 30, 2012, the following portfolios held and undivided interest in the joint repurchase agreement with Deutsche Bank AG:

                                 PERCENTAGE  PRINCIPAL
PORTFOLIO                        OWNERSHIP    AMOUNT
---------                        ---------- -----------
Global Trends...................   42.12%   $57,795,000
Global Trends Cayman Fund, Ltd..   11.91     16,345,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Deutsche Bank AG, dated April 30, 2012, bearing interest at a rate of 0.18% per annum, with a principal amount of $137,220,000, a repurchase price of $137,220,686, and a maturity date of May 1, 2012. The repurchase agreement is collateralized by the following:

                      INTEREST MATURITY  PRINCIPAL
TYPE OF COLLATERAL      RATE     DATE     AMOUNT        VALUE
------------------    -------- -------- ------------ ------------
U. S. Treasury Notes.   0.25%  03/31/14 $139,789,000 $139,797,387

   As of April 30, 2012, the following portfolios held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

                                 PERCENTAGE  PRINCIPAL
PORTFOLIO                        OWNERSHIP    AMOUNT
---------                        ---------- -----------
Global Trends...................   42.12%   $63,205,000
Global Trends Cayman Fund, Ltd..   11.91     17,875,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:
   Royal Bank of Scotland, dated April 30, 2012, bearing interest at a rate of 0.17% per annum, with a principal amount of $150,075,000, a repurchase price of $150,075,709, and a maturity date of May 1, 2012. The repurchase agreement is collateralized by the following:

                      INTEREST MATURITY  PRINCIPAL
TYPE OF COLLATERAL      RATE     DATE     AMOUNT        VALUE
------------------    -------- -------- ------------ ------------
U. S. Treasury Notes.   1.00%  07/15/13 $151,174,000 $153,024,370

   As of April 30, 2012, the following portfolios held and undivided interest in the joint repurchase agreement with UBS Securities LLC:

                                 PERCENTAGE  PRINCIPAL
PORTFOLIO                        OWNERSHIP    AMOUNT
---------                        ---------- -----------
Global Trends...................   42.12%   $53,240,000
Global Trends Cayman Fund, Ltd..   11.91     15,055,000

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated April 30, 2012, bearing interest at a rate of 0.17% per annum, with a principal amount of $126,405,000, a repurchase price of $126,405,597, and a maturity date of May 1, 2012. The repurchase agreement is collateralized by the following:

                      INTEREST MATURITY  PRINCIPAL
TYPE OF COLLATERAL      RATE     DATE     AMOUNT        VALUE
------------------    -------- -------- ------------ ------------
U. S. Treasury Notes.   2.25%  07/31/18 $120,264,200 $128,973,733

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income, is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income and capital gain distributions, if any, are paid annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss and net assets are not affected by these reclassifications.

   Prior to January 23, 2012, the Predecessor Funds had a distribution policy (the "Distribution Policy") in place under which the Predecessor Funds paid level quarterly dividend distributions, subject to an adjusting dividend distribution in the fourth quarter. Effective January 23, 2012, dividends from net investment income and capital gain distributions, if any, will be paid annually by the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all of their net income (taxable) and capital gains to their shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes.

   The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2008.

   NEW ACCOUNTING PRONOUNCEMENT: In April 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-03, "Reconsideration of Effective Control for Repurchase Agreements." ASU 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

   In May 2011, the FASB issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


Note 4. Investment Advisory and Management Agreements, Distribution and Service Agreements

   The Trust, on behalf of each Fund, has entered into Investment Advisory and Management Agreements (the "Agreements") with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. Pursuant to the Agreements, the Funds pay SunAmerica a management fee at an annual rate based on average daily net assets, which is computed daily and payable monthly, as follows:

FUND                             PERCENTAGE
----                             ----------
2015 High Watermark Fund........    0.40%
2020 High Watermark Fund(1).....    0.65%
Alternative Strategies Fund.....    1.00%
Global Trends Fund..............    1.10%
Focused Alpha Growth Fund(2)....    1.00%
Focused Alpha Large-Cap Fund(2).    1.00%

   (1)If the 2020 High Watermark Funds' portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40% for the remainder of the investment period.
   (2)Prior to January 23, 2012, the management fees were paid at an annual rate of the average daily total assets. (see Note 1).

   The Alternative Strategies Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Alternative Strategies Subsidiary. In consideration of these services, the Alternative Strategies Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of average daily net assets of the Alternative Strategies Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Alternative Strategies Fund in an amount equal to the management fee paid by the Alternative Strategies Subsidiary to SunAmerica (the "Alternative Strategies Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Alternative Strategies Subsidiary is in place. For the period ended April 30, 2012, the amount of advisory fees waived was $517,372.

   The Global Trends Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Global Trends Subsidiary. In consideration of these services, the Global Trends Subsidiary pays SunAmerica a management fee at the annual rate of 1.10% of average daily net assets of the Global Trends Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Global Trends Fund in an amount equal to the management fee paid by the Global Trends Subsidiary to SunAmerica (the "Global Trends Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Global Trends Subsidiary is in place. For the period ended April 30, 2012, the amount of advisory fees waived was $386,638.

   Pursuant to the Subadvisory Agreement between SunAmerica, Trajectory and the Trust (the "High Watermark Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities to Trajectory. Trajectory's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or reimbursement made by SunAmerica. SunAmerica has agreed to pay Trajectory a minimum annual fee equal to 0.25% and 0.20%, respectively, of the 2015 and 2020 High Watermark Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). The Minimum Fee will continue in effect for successive annual periods ending October 31, upon mutual agreement of SunAmerica and Trajectory, and subject to approval by the Board, including a majority of Trustees who are not parties to the High Watermark Subadvisory Agreement or interested persons of any such party. Payments to Trajectory for its services are made by SunAmerica, not by the Funds. The continuation of the Minimum Fee was most recently approved at the May 29, 2012 board meeting to continue in effect until October 31, 2013.

   Pursuant to the Subadvisory Agreement between SunAmerica and Pelagos Capital Management, LLC ("Pelagos") (the "Alternative Strategies Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Alternative Strategies Fund to Pelagos and pays Pelagos a subadvisory fee at an annual rate of 0.40% of the average daily net assets of the Fund. Pursuant to a Subadvisory Agreement between SunAmerica and Pelagos with respect to the Alternative

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)

   Strategies Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Alternative Strategies Subsidiary to Pelagos and pays Pelagos a subadvisory fee at an annual rate of 0.40% of average daily net assets of the Alternative Strategies Subsidiary. Payments to Pelagos for its services are made by SunAmerica, not by the Fund. Pelagos has contractually agreed to waive the subadvisory fee it receives with respect to the Alternative Strategies Fund in an amount equal to the subadvisory fee paid by SunAmerica to Pelagos with respect to the Alternative Strategies Subsidiary. This waiver may not be terminated by Pelagos and will remain in effect for as long as Pelagos' contract with the Alternative Strategies Subsidiary is in place.

   Pursuant to the Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP ("Wellington") (the "Global Trends Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Global Trends Fund to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.45% of the average daily net assets of the Fund on the first $1 billion and 0.40% thereafter. Pursuant to a Subadvisory Agreement between SunAmerica and Wellington with respect to the Global Trends Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Global Trends Subsidiary to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.45% of average daily net assets of the Global Trends Subsidiary on the first $1 billion and 0.40% thereafter. Payments to Wellington for its services are made by SunAmerica, not by the Fund. Wellington has contractually agreed to waive the subadvisory fee it receives with respect to the Global Trends Fund in an amount equal to the subadvisory fee paid by SunAmerica to Wellington with respect to the Global Trends Subsidiary. This waiver may not be terminated by Wellington and will remain in effect for as long as Wellington's contract with the Global Trends Subsidiary is in place.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marisco Capital Management, LLC ("Marisco"), and the Subadvisory Agreement between SunAmerica and BAMCO, Inc. ("BAMCO"), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Growth Fund to Marisco and BAMCO. SunAmerica pays Marisco and BAMCO a fee equal to a percentage of the average daily total assets of the Fund allocated to each Subadviser. For the four month period ended April 30, 2012, SunAmerica paid Marisco and BAMCO at an aggregate annual rate of 0.49% of the Fund's average daily total net assets. Marsico is responsible for managing the large-cap portion of the Fund and BAMCO is responsible for managing the small- and mid-cap portion of the Fund. Each subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marisco and the Subadvisory Agreement between SunAmerica and Blackrock Investment Management, LLC ("Blackrock"), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Large-Cap Fund to Marisco and Blackrock. SunAmerica pays Marisco and Blackrock a fee equal to a percentage of the average daily total assets of the Fund allocated to each Subadviser. For the four month period ended April 30, 2012, SunAmerica paid Marisco and Blackrock at an aggregate annual rate of 0.40% of the Fund's average daily total net assets. Marsico is responsible for managing the large-cap growth portion of the Fund and Blackrock is responsible for managing the large-cap value portion of the Fund. Each Subadviser is paid by SunAmerica and not the Fund.

   Prior to January 23, 2012, SunAmerica served as administrator to the Predecessor Funds pursuant to an Administrative Service Agreement between SunAmerica and each predecessor Fund. Under the Administrative Services Agreements, SunAmerica was responsible for performing or supervising performance by others of administrative services in connection with the operations of the Predecessor Funds, subject to the supervision of each Predecessor Fund's Board. SunAmerica provided the Predecessor Funds with administrative services, regulatory reporting, all necessary office space, equipment, personnel and facilities for handling the affairs of the Predecessor Funds. SunAmerica's administrative services include recordkeeping, supervising the activities of the Predecessor Funds custodian and transfer agent, providing assistance in connection with the directors' and shareholders' meetings and other administrative services necessary to conduct the Predecessor Funds affairs. For its services as administrator, SunAmerica was paid a monthly fee at the annual rate of 0.04% of each Predecessor Funds average daily total assets.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Fund's average daily net assets. Annual Fund operating expenses do not include extraordinary expenses as determined under generally accepted accounting principals, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue in effect indefinitely, unless terminated by the Trustees, including a majority of the Disinterested Trustees. Any contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund, with the exception of the Subsidiary management fee waivers, are subject to recoupment

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)

   from that Fund for a period of two years after the occurrence of any such waivers or reimbursements, provided that the Fund is able to effect such payment to SunAmerica and remain in compliance with the applicable expense limitations.

FUND                                     PERCENTAGE
----                                     ----------
2015 High Watermark Class A.............    1.40%
2015 High Watermark Class C.............    2.05
2015 High Watermark Class I.............    0.93
2020 High Watermark Class A.............    1.65
2020 High Watermark Class C.............    2.30
2020 High Watermark Class I.............    1.18
Alternative Strategies Class A..........    1.72
Alternative Strategies Class C..........    2.37
Alternative Strategies Class W..........    1.52
Global Trends Class A...................    1.85
Global Trends Class C...................    2.50
Global Trends Class W...................    1.65
Focused Alpha Growth Fund Class A(1)....    1.72
Focused Alpha Growth Fund Class C(2)....    2.37
Focused Alpha Growth Fund Class W(2)....    1.52
Focused Alpha Large-Cap Fund Class A(1).    1.72
Focused Alpha Large-Cap Fund Class C(2).    2.37
Focused Alpha Large-Cap Fund Class W(2).    1.52

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to increase the investment return to the Fund's investors or, with respect to the 2020 High Watermark Fund, to prevent an Early Closure Condition from occurring, however, it is under no obligation to do so and may discontinue such voluntary waivers at any time. The exact amount of such waivers and/or reimbursements may change on a day-to-day basis. For the period ended April 30, 2012, SunAmerica voluntarily waived and/or reimbursed expenses in the amount of $60,088 for 2020 High Watermark Fund.

   For the period ended April 30, 2012, SunAmerica has contractually waived and/or reimbursed expenses as follows:

                                     OTHER
                                    EXPENSES
FUND                               REIMBURSED
----                             --------------
2015 High Watermark.............    $    --
2020 High Watermark.............         --
Alternative Strategies..........         --
Global Trends...................         --
Focused Alpha Growth Fund(1)....         --
Focused Alpha Large-Cap Fund(1).     15,361

                                 CLASS SPECIFIC
                                    EXPENSES
FUND                               REIMBURSED
----                             --------------
2015 High Watermark Class A.....    $16,426
2015 High Watermark Class C.....     12,396
2015 High Watermark Class I.....     40,758
2020 High Watermark Class A.....     26,838
2020 High Watermark Class C.....     14,291
2020 High Watermark Class I.....     50,366
Alternative Strategies Class A..         --
Alternative Strategies Class C..      1,373
Alternative Strategies Class W..         --

    ----
   (1)Effective January 23, 2012
   (2)Effective January 24, 2012

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


                                         CLASS SPECIFIC
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
Global Trends Class A...................    $ 5,305
Global Trends Class C...................         --
Global Trends Class W...................         --
Focused Alpha Growth Fund Class A(1)....     48,962
Focused Alpha Growth Fund Class C(2)....      6,256
Focused Alpha Growth Fund Class W(2)....      6,339
Focused Alpha Large-Cap Fund Class A(1).     33,476
Focused Alpha Large-Cap Fund Class C(2).      6,127
Focused Alpha Large-Cap Fund Class W(2).      5,983

   For the period ended April 30, 2012, the amounts recouped by the Adviser are as follows:

                                                        OTHER
                                                       EXPENSES
FUND                                                   RECOUPED
----                                                --------------
2015 High Watermark................................    $    --
2020 High Watermark................................         --
SunAmerica Alternative Strategies..................         --
SunAmerica Global Trends...........................     55,365
SunAmerica Focused Alpha Growth Fund(1)............         --
SunAmerica Focused Alpha Large Cap Fund(1).........         --

                                                    CLASS SPECIFIC
                                                       EXPENSES
FUND                                                   RECOUPED
----                                                --------------
2015 High Watermark Class A........................    $    --
2015 High Watermark Class C........................         --
2015 High Watermark Class I........................         --
2020 High Watermark Class A........................         --
2020 High Watermark Class C........................         --
2020 High Watermark Class I........................         --
SunAmerica Alternative Strategies Class A..........         --
SunAmerica Alternative Strategies Class C..........     11,814
SunAmerica Alternative Strategies Class W..........      9,974
SunAmerica Global Trends Class A...................     43,416
SunAmerica Global Trends Class C...................      9,918
SunAmerica Global Trends Class W...................     16,143
SunAmerica Focused Alpha Growth Fund Class A(1)....         --
SunAmerica Focused Alpha Growth Fund Class C(2)....         --
SunAmerica Focused Alpha Growth Fund Class W(2)....         --
SunAmerica Focused Alpha Large Cap Fund Class A(1).         --
SunAmerica Focused Alpha Large Cap Fund Class C(2).         --
SunAmerica Focused Alpha Large Cap Fund Class W(2).         --

   As of April 30, 2012, the amount of expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to the recoupment are as follows:

                       OTHER
                      EXPENSES
FUND                 REIMBURSED
----                 ----------
2015 High Watermark.  $    --
2020 High Watermark.   10,601

    ----
   (1)Effective January 23, 2012
   (2)Effective January 24, 2012

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)

                                             OTHER
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
Alternative Strategies..................    $     --
Global Trends...........................     119,383
Focused Alpha Growth Fund(1)............          --
Focused Alpha Large-Cap Fund(2).........      15,361

                                         CLASS SPECIFIC
                                            EXPENSES
FUND                                       REIMBURSED
----                                     --------------
2015 High Watermark Class A.............    $ 78,295
2015 High Watermark Class C.............      63,008
2015 High Watermark Class I.............     189,935
2020 High Watermark Class A.............     117,100
2020 High Watermark Class C.............      63,245
2020 High Watermark Class I.............     181,573
Alternative Strategies Class A..........          --
Alternative Strategies Class C..........       1,760
Alternative Strategies Class W..........          --
Global Trends Class A...................      50,589
Global Trends Class C...................      29,912
Global Trends Class W...................      25,054
Focused Alpha Growth Fund Class A(1)....      48,962
Focused Alpha Growth Fund Class C(2)....       6,256
Focused Alpha Growth Fund Class W(2)....       6,339
Focused Alpha Large-Cap Fund Class A(1).      33,476
Focused Alpha Large-Cap Fund Class C(2).       6,127
Focused Alpha Large-Cap Fund Class W(2).       5,983

   The Trust, on behalf of each Fund, has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. Accordingly, for the periods ended April 30, 2012, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust, on behalf of each High Watermark Fund, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid an annual fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and shareholder services to Class I shareholders. For the period ended April 30, 2012, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.
    ----
   (1)Effective January 23, 2012
   (2)Effective January 24, 2012

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


   The Trust, on behalf of the Alternative Strategies, Global Trends, Focused Alpha Growth, and Focused Alpha Large-Cap Funds, has entered into an Administrative and Shareholder Services Agreement with SACS, pursuant to which SACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the periods ended April 30, 2012, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. SACS has advised the Funds that for the periods ended April 30, 2012, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                        CLASS A                    CLASS A       CLASS C
                         -------------------------------------- ------------- -------------
                                                                 CONTINGENT    CONTINGENT
                          SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED
FUND                     CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES
----                     -------- -------------- -------------- ------------- -------------
2015 High Watermark..... $     --    $     --       $     --       $    --       $   452
2020 High Watermark.....   27,181       6,082         16,811            --           426
Alternative Strategies..  369,000      43,957        258,253          (712)       27,674
Global Tends............  548,259     153,995        305,903            --        10,222
Focused Alpha Growth....   84,972      12,445         60,171            --            --
Focused Alpha Large-Cap.   10,004       1,156          7,381         6,107            --

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement SAFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company in connection with the services that it offers to the shareholders of the Funds. The Service Agreement, which permits the Funds to compensate SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets, is approved annually by the Trustees. For the periods ended April 30, 2012, the Funds incurred the following expenses which are included in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                               PAYABLE AT
FUND                                EXPENSES APRIL 30, 2012
----                                -------- --------------
2015 High Watermark Class A........ $ 78,941    $12,382
2015 High Watermark Class C........   58,833      9,219
2015 High Watermark Class I........   21,900      3,425
2020 High Watermark Class A........   38,603      6,199
2020 High Watermark Class C........   17,637      2,880
2020 High Watermark Class I........   20,271      3,312
Alternative Strategies Class A.....  377,187     45,944
Alternative Strategies Class C.....   72,077     10,583
Alternative Strategies Class W.....   72,568     12,615
Global Trends Class A..............  254,268     45,023
Global Trends Class C..............   46,493     10,726
Global Trends Class W..............   55,929     12,030
Focused Alpha Growth Class A(1)....  118,562     36,662
Focused Alpha Growth Class C(2)....      113         56
Focused Alpha Growth Class W(2)....      539        428
Focused Alpha Large-Cap Class A(1).   58,298     19,267
Focused Alpha Large-Cap Class C(2).       91         45
Focused Alpha Large-Cap Class W(2).       66         22

    ----
   (1)Effective January 23, 2012
   (2)Effective January 24, 2012

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


   At April 30, 2012, The Variable Annuity Life Insurance Company, an affiliate of SunAmerica, owned 100.0% and 98.7% of the outstanding shares of the 2015 High Watermark Fund Class I and the 2020 High Watermark Fund Class I, respectively.

   At April 30, 2012, the following affiliates owned a percentage of the outstanding shares of the Alternative Strategies Fund: Focused Balanced Strategy Portfolio and Focused Multi-Asset Strategy Portfolio, each a series of SunAmerica Series, Inc., owned 5.6% and 17.9% of the Class A shares, respectively.

   At April 30, 2012 the following affiliates owned a percentage of the outstanding shares of the Global Trends Fund: Focused Balanced Strategy Portfolio and Focus Multi-Asset Strategy Portfolio, each a series of SunAmerica Series, Inc., owned 11.2% and 17.4% of the Class A shares, respectively.

   At April 30, 2012 the following affiliates owned a percentage of the outstanding shares of the Focused Alpha Growth Fund: Focused Balanced Strategy Portfolio and Focus Multi-Asset Strategy Portfolio, each a series of SunAmerica Series, Inc., owned 5.5% and 18.1% of the Class A shares, respectively.

   At April 30, 2012 the following affiliates owned a percentage of the outstanding shares of the Focused Alpha Large-Cap Fund: Focused Balanced Strategy Portfolio and Focus Multi-Asset Strategy Portfolio, each a series of SunAmerica Series, Inc., owned 11.9% and 40.2% of the Class A shares, respectively.

   As of the date of this report, the United States Department of the Treasury ("Department of the Treasury") owned a majority of outstanding shares of common stock of American International Group, Inc. ("AIG"), the ultimate parent of SunAmerica, SACS and SAFS. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

Note 5. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended April 30, 2012 were as follows:

                                    PURCHASES         SALES
                                  OF PORTFOLIO    OF PORTFOLIO
                                   SECURITIES      SECURITIES    PURCHASES OF    SALES
                                 (EXCLUDING U.S. (EXCLUDING U.S.     U.S.       OF U.S.
                                   GOVERNMENT      GOVERNMENT     GOVERNMENT   GOVERNMENT
FUND                               SECURITIES)     SECURITIES)    SECURITIES   SECURITIES
----                             --------------- --------------- ------------ ------------
2015 High Watermark.............   $        --    $         --   $        --  $ 17,173,075
2020 High Watermark.............            --              --            --     1,544,416
Alternative Strategies..........    20,000,000      17,127,213    77,643,300   112,455,000
Global Trends...................            --              --            --            --
Focused Alpha Growth Fund(1)....    41,231,109     143,086,802            --            --
Focused Alpha Large-Cap Fund(1).    59,342,354     114,324,853            --            --

Note 6. Federal Income Taxes

   At April 30, 2012, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                              2015           2020
                         HIGH WATERMARK HIGH WATERMARK ALTERNATIVE STRATEGIES GLOBAL TRENDS FOCUSED ALPHA FOCUSED ALPHA
                              FUND           FUND               FUND              FUND       GROWTH FUND  LARGE-CAP FUND
-                        -------------- -------------- ---------------------- ------------- ------------- --------------
Cost....................  $125,985,062   $55,869,551        $362,736,437      $371,779,384  $145,994,657   $74,282,041
                          ============   ===========        ============      ============  ============   ===========
Appreciation............    11,940,972    13,193,645          13,249,782                --    52,259,086     8,789,537
Depreciation............            --      (146,186)        (12,050,872)           (8,333)   (3,843,576)   (2,434,019)
                          ------------   -----------        ------------      ------------  ------------   -----------
Unrealized appreciation
 (depreciation) -- net..  $ 11,940,972   $13,047,459        $  1,198,910      $     (8,333) $ 48,415,510   $ 6,355,518
                          ============   ===========        ============      ============  ============   ===========

--------
(1)For the period January 1, 2012 through April 30, 2012.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily due to taxable income from wholly owned foreign subsidiary, amortization of organizational costs, wash sales and derivative transactions.

                                 DISTRIBUTABLE EARNINGS             TAX DISTRIBUTIONS
                        ---------------------------------------  ------------------------
                                       FOR THE YEAR ENDED OCTOBER 31, 2011
                        -----------------------------------------------------------------
                                     LONG-TERM      UNREALIZED
                         ORDINARY  GAINS/CAPITAL   APPRECIATION   ORDINARY    LONG-TERM
FUND                      INCOME   LOSS CARRYOVER (DEPRECIATION)   INCOME   CAPITAL GAINS
----                    ---------- -------------- -------------- ---------- -------------
2015 High Watermark.... $2,410,924  $(22,779,382)  $ 14,000,095  $2,831,655  $       --
2020 High Watermark....  1,145,945   (22,999,216)    11,496,827   1,255,283          --
Alternative Strategies.  6,718,265    15,748,387    (10,504,603)  6,900,462   4,459,071
Global Trends..........  4,858,420       677,837     (6,163,790)         --          --

                                 DISTRIBUTABLE EARNINGS            TAX DISTRIBUTIONS
                         -------------------------------------- ------------------------
                                      FOR THE YEAR ENDED DECEMBER 31, 2011@
                         ---------------------------------------------------------------
                                    LONG-TERM      UNREALIZED
                         ORDINARY GAINS/CAPITAL   APPRECIATION   ORDINARY    LONG-TERM
                          INCOME  LOSS CARRYOVER (DEPRECIATION)   INCOME   CAPITAL GAINS
-                        -------- -------------- -------------- ---------- -------------
Focused Alpha Growth.... $     --   $       --    $ 56,337,780  $       --  $6,839,359
Focused Alpha Large-Cap.       --           --      11,957,710     234,777   5,051,464

--------
@  See Note 1.

   Under the current law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended December 31, 2011, the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund elected to defer post October short term capital losses in the amount of $17,803,984 and $5,931,991, respectively.

   As of October 31, 2011, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, and are available to offset future capital gains, if any:

                                      CAPITAL LOSS CARRYFORWARD+
           -             ----------------------------------------------------
                         2012 2013 2014 2015    2016        2017    2018 2019
-                        ---- ---- ---- ---- ----------- ---------- ---- ----
2015 High Watermark..... $--  $--  $--  $--  $22,779,382 $       -- $--  $--
2020 High Watermark.....  --   --   --   --   21,684,791  1,314,425  --   --
Alternative Strategies..  --   --   --   --           --         --  --   --
Global Trends...........  --   --   --   --           --         --  --   --
Focused Alpha Growth....  --   --   --   --           --         --  --   --
Focused Alpha Large-Cap.  --   --   --   --           --         --  --   --

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are effective for taxable years beginning after the date of enactment. Under the Act, the funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment without expiration. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


Note 7. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:


                                                            2015 HIGH WATERMARK FUND
                        ------------------------------------------------------------------------------------------------
                               CLASS A                  CLASS A                 CLASS C                  CLASS C
                        ---------------------  ------------------------  ---------------------  ------------------------
                               FOR THE                  FOR THE                 FOR THE                  FOR THE
                             PERIOD ENDED             YEAR ENDED              PERIOD ENDED             YEAR ENDED
                            APRIL 30, 2012         OCTOBER 31, 2011          APRIL 30, 2012         OCTOBER 31, 2011
                        ---------------------  ------------------------  ---------------------  ------------------------
                         SHARES      AMOUNT      SHARES       AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT
                        --------  -----------  ----------  ------------  --------  -----------  ----------  ------------
Shares
 sold..................       --  $        --          --  $         --        --  $        --          --  $         --

 Reinvested
 shares................  139,639    1,432,695     145,617     1,434,326    63,256      648,375      68,716       676,164
Shares
 redeemed.............. (814,330)  (8,391,532) (1,804,356)  (18,293,231) (591,586)  (6,064,097) (2,036,166)  (20,450,330)
                        --------  -----------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease) (674,691) $(6,958,837) (1,658,739) $(16,858,905) (528,330) $(5,415,722) (1,967,450) $(19,774,166)
                        ========  ===========  ==========  ============  ========  ===========  ==========  ============

                                    2015 HIGH WATERMARK FUND
                        -----------------------------------------------
                               CLASS I                  CLASS I
                        ---------------------  ------------------------
                               FOR THE                  FOR THE
                             PERIOD ENDED             YEAR ENDED
                            APRIL 30, 2012         OCTOBER 31, 2011
                        ---------------------  ------------------------
                         SHARES      AMOUNT      SHARES       AMOUNT
                        --------  -----------  ----------  ------------
Shares
 sold..................       --  $        --          --  $         --

 Reinvested
 shares................   47,671      491,019      55,759       550,900
Shares
 redeemed.............. (226,303)  (2,339,644)   (511,679)   (5,183,515)
                        --------  -----------  ----------  ------------
Net increase (decrease) (178,632) $(1,848,625)   (455,920) $ (4,632,615)
                        ========  ===========  ==========  ============

                                                            2020 HIGH WATERMARK FUND
                        ------------------------------------------------------------------------------------------------
                               CLASS A                  CLASS A                 CLASS C                  CLASS C
                        ---------------------  ------------------------  ---------------------  ------------------------
                               FOR THE                  FOR THE                 FOR THE                  FOR THE
                             PERIOD ENDED             YEAR ENDED              PERIOD ENDED             YEAR ENDED
                            APRIL 30, 2012         OCTOBER 31, 2011          APRIL 30, 2012         OCTOBER 31, 2011
                        ---------------------  ------------------------  ---------------------  ------------------------
                         SHARES      AMOUNT      SHARES       AMOUNT      SHARES      AMOUNT      SHARES       AMOUNT
                        --------  -----------  ----------  ------------  --------  -----------  ----------  ------------
Shares
 sold..................  155,412  $ 1,486,195     287,327  $  2,542,192   107,335  $ 1,018,532     158,661  $  1,375,532

 Reinvested
 shares................   70,581      674,052      77,892       637,161    20,814      198,152      23,586       192,461
Shares
 redeemed.............. (341,366)  (3,259,629)   (668,570)   (5,835,370) (146,767)  (1,392,136)   (319,769)   (2,746,368)
                        --------  -----------  ----------  ------------  --------  -----------  ----------  ------------
Net increase (decrease) (115,373) $(1,099,382)   (303,351) $ (2,656,017)  (18,618) $  (175,452)   (137,522) $ (1,178,375)
                        ========  ===========  ==========  ============  ========  ===========  ==========  ============

                                    2020 HIGH WATERMARK FUND
                        -----------------------------------------------
                               CLASS I                  CLASS I
                        ---------------------  ------------------------
                               FOR THE                  FOR THE
                             PERIOD ENDED             YEAR ENDED
                            APRIL 30, 2012         OCTOBER 31, 2011
                        ---------------------  ------------------------
                         SHARES      AMOUNT      SHARES       AMOUNT
                        --------  -----------  ----------  ------------
Shares
 sold..................  373,796  $ 3,593,774     357,181  $  3,229,742

 Reinvested
 shares................   45,907      438,868      46,030       376,527
Shares
 redeemed.............. (327,848)  (3,131,648)   (379,193)   (3,335,419)
                        --------  -----------  ----------  ------------
Net increase (decrease)   91,855  $   900,994      24,018  $    270,850
                        ========  ===========  ==========  ============

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


                                                             ALTERNATIVE STRATEGIES FUND
                     ----------------------------------------------------------------------------------------------------------
                               CLASS A                     CLASS A                    CLASS C                   CLASS C
                     --------------------------  --------------------------  ------------------------  ------------------------
                               FOR THE                     FOR THE                    FOR THE                   FOR THE
                            PERIOD ENDED                 YEAR ENDED                PERIOD ENDED               YEAR ENDED
                           APRIL 30, 2012             OCTOBER 31, 2011            APRIL 30, 2012           OCTOBER 31, 2011
                     --------------------------  --------------------------  ------------------------  ------------------------
                        SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                     -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Shares sold.........   7,850,544  $  79,311,961   17,639,306  $ 197,392,648   1,754,261  $ 17,825,891   4,236,155  $ 46,913,179
Reinvested shares...   1,501,938     15,635,183      911,950      9,338,369     174,163     1,806,069      53,478       546,007
Shares redeemed..... (18,308,843)  (172,920,870) (13,699,818)  (148,445,082) (1,687,700)  (15,972,935) (1,099,376)  (11,778,058)
                     -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Net increase
 (decrease).........  (8,956,361) $ (77,973,726)   4,851,438  $  58,285,935     240,724  $  3,659,025   3,190,257  $ 35,681,128
                     ===========  =============  ===========  =============  ==========  ============  ==========  ============

                                   ALTERNATIVE STRATEGIES FUND
                     ------------------------------------------------------
                               CLASS W                     CLASS W
                     --------------------------  --------------------------
                               FOR THE                     FOR THE
                            PERIOD ENDED                 YEAR ENDED
                           APRIL 30, 2012             OCTOBER 31, 2011
                     --------------------------  --------------------------
                        SHARES        AMOUNT        SHARES        AMOUNT
                     -----------  -------------  -----------  -------------
Shares sold.........   5,508,206  $  55,106,205    5,000,611  $  55,441,623
Reinvested shares...      43,366        451,435        9,558         97,969
Shares redeemed.....  (2,418,169)   (23,007,835)  (2,916,070)   (31,379,666)
                     -----------  -------------  -----------  -------------
Net increase
 (decrease).........   3,133,403  $  32,549,805    2,094,099  $  24,159,926
                     ===========  =============  ===========  =============

                                                                 GLOBAL TRENDS FUND
                     ----------------------------------------------------------------------------------------------------------
                               CLASS A                     CLASS A                    CLASS C                   CLASS C
                     --------------------------  --------------------------  ------------------------  ------------------------
                                                       FOR THE PERIOD                                       FOR THE PERIOD
                               FOR THE                 JUNE 15, 2011*                 FOR THE               JUNE 15, 2011*
                            PERIOD ENDED                   THROUGH                 PERIOD ENDED                 THROUGH
                           APRIL 30, 2012             OCTOBER 31, 2011            APRIL 30, 2012           OCTOBER 31, 2011
                     --------------------------  --------------------------  ------------------------  ------------------------
                        SHARES        AMOUNT        SHARES        AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
                     -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Shares sold.........   7,324,833  $ 111,374,711   14,291,034  $ 217,742,312   2,840,896  $ 43,084,354   1,381,598  $ 21,065,626
Reinvested shares...     264,740      3,862,555           --             --      20,015       292,013          --            --
Shares redeemed.....  (4,186,427)   (63,236,698)    (770,089)   (11,758,103)   (136,357)   (2,050,599)    (10,044)     (150,828)
                     -----------  -------------  -----------  -------------  ----------  ------------  ----------  ------------
Net increase
 (decrease).........   3,403,146  $  52,000,568   13,520,945  $ 205,984,209   2,724,553  $ 41,325,768   1,371,554  $ 20,914,798
                     ===========  =============  ===========  =============  ==========  ============  ==========  ============

                                       GLOBAL TRENDS FUND
                     ------------------------------------------------------
                               CLASS W                     CLASS W
                     --------------------------  --------------------------
                                                       FOR THE PERIOD
                               FOR THE                 JUNE 15, 2011*
                            PERIOD ENDED                   THROUGH
                           APRIL 30, 2012             OCTOBER 31, 2011
                     --------------------------  --------------------------
                        SHARES        AMOUNT        SHARES        AMOUNT
                     -----------  -------------  -----------  -------------
Shares sold.........   2,819,423  $  42,903,302    2,288,932  $  34,899,602
Reinvested shares...      21,491        313,552           --             --
Shares redeemed.....    (507,699)    (7,676,798)     (39,161)      (602,785)
                     -----------  -------------  -----------  -------------
Net increase
 (decrease).........   2,333,215  $  35,540,056    2,249,771  $  34,296,817
                     ===========  =============  ===========  =============

--------
*  Commencement of operations.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


                                                      FOCUSED ALPHA GROWTH FUND+
                                    ---------------------------------------------------------------
                                             CLASS A                CLASS C           CLASS W
                                    -------------------------  ----------------  ------------------
                                          FOR THE PERIOD        FOR THE PERIOD     FOR THE PERIOD
                                         JANUARY 1, 2012       JANUARY 24, 2012* JANUARY 24, 2012*
                                             THROUGH                THROUGH           THROUGH
                                          APRIL 30, 2012        APRIL 30, 2012     APRIL 30, 2012
                                    -------------------------  ----------------  ------------------
                                      SHARES        AMOUNT     SHARES   AMOUNT   SHARES    AMOUNT
                                    ----------  -------------  ------  --------  ------- ----------
Shares sold........................  2,245,113  $  47,482,069  22,989  $494,173  177,850 $3,956,000
Reinvested shares..................         --             --      --        --       --         --
Shares redeemed(1)................. (8,089,933)  (164,164,900)     --       758       --      1,064
                                    ----------  -------------  ------  --------  ------- ----------
Net increase (decrease)............ (5,844,820) $(116,682,831) 22,989  $494,931  177,850 $3,957,064
                                    ==========  =============  ======  ========  ======= ==========

                                                     FOCUSED ALPHA LARGE-CAP FUND+
                                    ---------------------------------------------------------------
                                             CLASS A                CLASS C           CLASS W
                                    -------------------------  ----------------  ------------------
                                          FOR THE PERIOD        FOR THE PERIOD     FOR THE PERIOD
                                         JANUARY 1, 2012       JANUARY 24, 2012* JANUARY 24, 2012*
                                             THROUGH                THROUGH           THROUGH
                                          APRIL 30, 2012        APRIL 30, 2012     APRIL 30, 2012
                                    -------------------------  ----------------  ------------------
                                      SHARES        AMOUNT     SHARES   AMOUNT   SHARES    AMOUNT
                                    ----------  -------------  ------  --------  ------- ----------
Shares sold........................  2,751,847  $  52,317,317  13,913  $263,781    6,314 $  112,500
Reinvested shares..................         --             --      --        --       --         --
Shares redeemed(2)................. (5,710,519)  (105,033,868)    (45)     (122)      --        750
                                    ----------  -------------  ------  --------  ------- ----------
Net increase (decrease)............ (2,958,672) $ (52,716,551) 13,868  $263,659    6,314 $  113,250
                                    ==========  =============  ======  ========  ======= ==========

--------
*  Commencement of operations.
+  See Note 1
(1)For the period ended April 30, 2012, net of redemption fees of $1,459,146, $758, and $1,064 for Class A, C, and W shares respectively.
(2)For the period ended April 30, 2012, net of redemption fees of $711,307, $763, and $750 for Class A, C, and W shares respectively.

Note 8. Line of Credit

   The Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the Funds' custodian for the High Watermark Funds, Alternative Strategies Fund and Global Trends Fund. The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, including for the Focused Alpha Growth and Focused Alpha Large-Cap Funds. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 basis points on both of the committed lines and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of both committed lines of credit which is included in other expenses on the Statement of Operations. Borrowings under both of the lines of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended April 30, 2012, the following Funds had borrowings:

                                                           WEIGHTED
                            DAYS     INTEREST AVERAGE DEBT AVERAGE
PORTFOLIO                OUTSTANDING CHARGES    UTILIZED   INTEREST
---------                ----------- -------- ------------ --------
Focused Alpha Growth....     58      $21,218   $9,449,199    1.40%
Focused Alpha Large-Cap.     35        8,042    5,908,386    1.40

   At April 30, 2012, Focused Alpha Growth and Focused Alpha Large-Cap Funds had balances open under the line of credit of $4,660,834 and $12,519,383, respectively.

Note 9. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Focused Alpha Growth Fund have been reduced. For the period January 1, 2012 through April 30, 2012, the amount of expense reductions received to offset the Fund's non-affiliated expenses was $17,741.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)


Note 10. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended October 31, 2011, none of the Funds participated in this program.

Note 11. Trustees Retirement Plan

   The Trustees have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds"), or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and a Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall not be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

Note 12. Transactions with Affiliates

   As discussed in Note 2, the Alternative Strategies Fund and Global Trends Fund each owned 100% of their respective Subsidiary. During the period ended April 30, 2012, the Alternative Strategies Fund and Global Trends Fund each recorded unrealized gain/(loss) on the investment in their respective Subsidiary as follows:

                                                                                                             NET ASSETS
                                NET ASSETS AT                REALIZED     SALES     DIVIDEND  UNREALIZED       AS OF
CONSOLIDATED SUBSIDIARY        OCTOBER 31, 2011  PURCHASES  GAIN/(LOSS)  PROCEEDS    INCOME   GAIN/(LOSS)  APRIL 30, 2012
-----------------------        ---------------- ----------- ----------- ----------- -------- ------------  --------------
Alternative Strategies Cayman
 Fund, Ltd....................   $94,598,367    $27,000,000 $1,919,697  $18,000,000   $--    $(16,632,918)  $88,885,146
Global Trends Cayman Fund,
 Ltd..........................   $56,026,051     36,400,866    751,857    4,709,000    --      (4,509,303)   83,960,471

Note 13. Investment Concentration

   The Funds may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the U.S. government. The Funds may also invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. These obligations may not be backed by the full faith and credit of the U.S. government. With respect to those instruments that are not backed by the full faith and credit of the U.S. government, the U.S.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2012 -- (UNAUDITED)
        (CONTINUED)

   government may choose not to provide financial support to such government sponsored agencies or instrumentalities since it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund holding securities of such issuer might not be able to recover its investment from the U.S. government. As a result of the Funds' concentration in U.S. government agencies or instrumentalities, they may be subject to risks associated with the U.S. government. At the end of the period, the 2015 High Watermark Fund, the 2020 High Watermark Fund and the Alternative Strategies Fund had 18.6%, 8.6% and 48.4%, respectively, of their total net assets invested in such securities.

Note 14. Subsequent Event

   On June 18, 2012, the Class A and Class C shares of the 2020 High Watermark Fund were closed to new investments as a result of an Early Closure Condition, as defined in the prospectus, which was caused by certain low interest rate conditions. The Class I shares of the 2020 High Watermark Fund will close to new investments effective August 31, 2012 as a result of the same Early Closure Condition. This Early Closure Condition does not require the 2020 High Watermark Fund to irrevocably allocate its assets to its fixed income portfolio.

        SUNAMERICA SPECIALTY SERIES
        APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS-- APRIL 30, 2012 -- (UNAUDITED)

APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS

The Board of the Trust, including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the 1940 Act, of the Trust, SunAmerica, BAMCO, BlackRock or Marsico (the "Disinterested Trustees"), approved the Investment Advisory and Management Agreement between the Trust, on behalf of the Focused Alpha Growth Fund and the Focused Alpha Large-Cap Fund (together with the Focused Alpha Large-Cap Fund, the "Funds"), each a new series of the Trust, and SunAmerica (the "Advisory Agreement") for a period ending June 30, 2013 at an in-person meeting held on August 24, 2011 (the "Meeting"). At the Meeting, the Board also approved a Subadvisory Agreement between SunAmerica and each of (i) Marsico with respect to both Funds,
(ii) BAMCO with respect to the Focused Alpha Growth Fund and (iii) BlackRock with respect to the Focused Alpha Large-Cap Fund, for a period ending June 30, 2013. (BAMCO, BlackRock and Marsico are referred to herein individually as a "Subadviser" and collectively, as the "Subadvisers"). The Funds were previously established by the Board in connection with the Reorganizations. The Reorganizations were approved by the Board on July 27, 2011 and were approved by the respective shareholders of the Predecessor Funds at a special shareholder meeting on December 19, 2011. The Reorganizations became effective on January 23, 2012.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica, as well as BAMCO, BlackRock and Marsico, where applicable, provided, materials relating to the Board's consideration of whether to approve the Advisory Agreement and Subadvisory Agreements. These materials included
(a) a summary of the services to be provided to the Funds by SunAmerica and its affiliates, and by the Subadvisers; (b) information independently compiled and prepared by Lipper, Inc. ("Lipper") on the proposed fees and expenses of the Funds, and the investment performance of the Predecessor Funds, whose respective performance will be retained by the Funds; (c) information on the profitability of SunAmerica, and its affiliates, and a discussion relating to indirect benefits; (d) a report on economies of scale; (e) information on SunAmerica's and the Subadvisers' risk management process; (f) a discussion on general compliance policies and procedures; (g) a summary of brokerage and soft dollar practices; and (h) a discussion of the key personnel of SunAmerica, and its affiliates and the Subadvisers, that are involved in the investment management, administration, compliance and risk management activities with respect to the Trust, as well as current and projected staffing levels and compensation practices.

Nature, Extent and Quality of Services Provided by SunAmerica and the Subadvisers. In considering the nature and quality of the services to be provided by SunAmerica, the Board, including the Disinterested Trustees, considered that SunAmerica would act as investment manager and adviser to the Funds, manage the daily business affairs of the Funds and obtain and evaluate economic, statistical and financial information to formulate and implement investment policies. It was noted that the Board also observed that SunAmerica would provide office space, accounting, legal, compliance, clerical and administrative services and has authorized any of its officers and employees, if elected, to serve as officers or trustees of the Specialty Series without compensation. Additionally, the Board considered that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including the Subadvisers. In addition to the quality of the advisory services, the Board considered the quality of the administrative and non-investment advisory services to be provided by SunAmerica to the Funds pursuant to the Advisory Agreement and noted that such services would include (i) preparing disclosure documents, such as the prospectus, statement of additional information and shareholder reports;
(ii) assisting with daily accounting and pricing; (iii) organizing Board meetings and preparing the materials for such Board meetings; (iv) providing legal and compliance support; and (v) performing other administrative functions necessary for the operation of the Funds, such as tax reporting and fulfilling regulatory filing requirements.

In connection with the services to be provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Funds. The Board also reviewed the personnel who would be responsible for providing advisory services to the Funds and the other key personnel of SunAmerica, in addition to projected staffing levels and compensation practices. The Board also considered that SunAmerica has provided investment advisory and administrative services to the Predecessor Funds since each Fund's inception. The Board concluded, based on its experience and interaction with SunAmerica, that SunAmerica: (i) has the ability to retain quality portfolio managers and other personnel; (ii) would exhibit a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Advisory Agreement; (iii) had been responsive to requests of the Board; and (iv) would keep the Board apprised of developments relating to the Funds and the industry in general. The Board concluded that the nature and extent of services to be provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services was expected to be high.

        SUNAMERICA SPECIALTY SERIES
        APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS-- APRIL 30, 2012 -- (UNAUDITED) (CONTINUED)


In continuing its analysis, the Board also considered SunAmerica's reputation and long-standing relationship with the SunAmerica mutual funds, and considered the benefit to shareholders of investing in a fund that is part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of July 31, 2011, SunAmerica managed, advised and/or administered approximately $44.4 billion in assets. The Board also considered SunAmerica's code of ethics and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Funds as set forth in each Fund's prospectus and that many of these same procedures would be used in monitoring compliance with respect to the Funds. Additionally, the Board considered SunAmerica's compliance and regulatory history.

The Board also considered the nature, quality and extent of services to be provided by the Subadvisers. Specifically, the Board observed that the Subadvisers would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the Funds. The Board further observed that the respective Subadvisers and portfolio managers of the Predecessor Funds would also serve as the Subadvisers and portfolio managers of the Funds. The Board then reviewed the Subadvisers' history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals, and then reviewed the personnel that will be responsible for providing subadvisory services to the Funds and concluded, based on the in-depth discussion with the Subadvisers' representatives and the diligence conducted by management, and its experience with each Subadviser, that the
Subadvisers: (i) have the ability to retain high quality portfolio managers and other investment personnel; (ii) would exhibit a high level of diligence and attention to detail in carrying out their responsibilities under the Subadvisory Agreements; and (iii) have been and would continue to be responsive to requests of the Board and of SunAmerica. The Board also considered that the Subadvisers have developed internal policies and procedures for monitoring compliance with their investment objectives, policies and with restrictions of the Funds and also considered the Subadvisers' codes of ethics and compliance and regulatory histories and concluded that the nature and extent of services to be provided by the Subadvisers under the Subadvisory Agreements was reasonable and appropriate in relation to the subadvisory fees and that the quality of services were expected to be high.

Investment Performance. The Board, including the Disinterested Trustees, then considered the investment performance of SunAmerica and the Subadvisers with respect to the Predecessor Funds, which were anticipated to be the performance survivors in the proposed reorganizations. Although the Board acknowledged that past performance was no guarantee of future results, the Board observed that consideration of the performance of the Predecessor Funds was relevant given that the Funds would be managed by the same subadvisers pursuant to substantially similar investment goals and strategies. In connection with its review, it was noted that the Board received and reviewed information regarding the investment performance of the Predecessor Funds as compared to each Fund's peer universe ("Peer Universe") and/or peer group ("Peer Group"), as independently determined by Lipper, and to an appropriate index or combination of indices, including the Predecessor Funds' benchmarks. The Board was provided with a description of the methodology used by Lipper to select the funds in the Peer Groups and Peer Universes. It was noted that performance information was for the periods ended March 31, 2011.

The Board considered that the performance of each of the Predecessor Funds was above the median of its Peer Group/Universe for the one-, three- and five- year periods. The Board also considered that each of the Predecessor Funds outperformed its Lipper Index for the one-, three- and five- year periods.

Consideration of the Management Fees and Subadvisory Fees and the Costs of the Services. The Board, including the Disinterested Trustees, then noted that it received and reviewed information regarding the fees to be paid by the Trust, on behalf of the Funds, to SunAmerica pursuant to the Advisory Agreement and the fees to be paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements, as well as fees to be paid pursuant to the Rule 12b-1 Plans, and the estimated total expense levels of the Funds. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, the Subadvisers or their affiliates in connection with providing such services to the Funds.

To assist in analyzing the reasonableness of the management fees for the Funds, the Board stated that it was provided with reports independently prepared by Lipper and that the reports contained comparative fee and expense information with respect to the Funds (which was based on estimated expense amounts) and a representative group of similar funds as determined by Lipper. In considering

        SUNAMERICA SPECIALTY SERIES
        APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS-- APRIL 30, 2012 -- (UNAUDITED) (CONTINUED)

the reasonableness of the management fee to be paid by the each of the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual advisory fees; and (ii) total operating expenses. In considering the Funds' projected total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica. In particular, it was noted that SunAmerica was proposing to waive its fees and/or reimburse expenses to cap the annual fund operating expenses of the Funds at 1.72%, 2.37% and 1.52%, with respect to Class A, Class C and Class W shares, respectively. The Board further considered that, unlike the funds in the Lipper Peer Groups and/or Peer Universes, the fee waivers and/or reimbursements proposed by SunAmerica with respect to the Funds are only reflected in the total expenses category of the Lipper reports, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper reports. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also compared the projected net expense ratios of the Funds (taking into account the contractual fee caps) to those of other funds within their respective Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee. The Board also acknowledged that it was difficult to make precise comparisons with other funds in the Peer Groups and Peer Universes since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica would provide services at a cost that was competitive with other, similar funds.

The Board considered that the Funds' actual management fees were above the median of their respective Peer Groups and Peer Universes. The Board also considered that the Funds' total expenses were above the median of their respective Peer Groups and Peer Universes.

The Board further considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Funds, to the extent applicable. The Board also noted that the management fee rates to be paid to SunAmerica with respect to each of the Focused Alpha Growth Fund and the Focused Alpha Large-Cap Fund were the same as the management fee rates payable to SunAmerica with respect to the Predecessor Funds, and that, unlike the Predecessor Funds, there would not be a separate fee paid by the Funds under an administrative services agreement. The Board then noted the management fees paid by the Funds were reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

It was noted that the Board received and reviewed information regarding the subadvisory fees to be paid by SunAmerica to the Subadvisers pursuant to the Subadvisory Agreements and, to assist in analyzing the reasonableness of the subadvisory fees, the Board had also received a report prepared independently by Lipper. The report showed comparative fee information with respect to the Funds' Peer Groups and/or Peer Universes that the Trustees used as a guide to help assess the reasonableness of the subadvisory fees. The Trustees noted that the Peer Group/Universe information as a whole was useful in assessing whether each subadviser was providing services at a cost that was competitive with other similar funds. The Trustees also considered that the subadvisory fees were paid by SunAmerica out of its management fee and not by the Funds, and that subadvisory fees may vary widely within a Peer Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid out by SunAmerica and the amount of the management fees that it retained.

The Board also considered fees received by the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Funds, as applicable. In particular, the Board noted that the subadvisory fee rates to be paid to the Subadvisers with respect to each of the Focused Alpha Growth Fund and the Focused Alpha Large-Cap Fund were the same as the subadvisory fee rates payable to the Subadvisers with respect to the Predecessor Funds. In connection with its review of other mutual funds and accounts, the Board observed that certain of the similarly managed funds and accounts identified by Marsico were managed in Marsico's capacity as investment adviser and not as a subadviser.

The Board noted that it had reviewed financial statements and/or other financial reports from the Subadvisers and considered whether the Subadvisers had the financial resources necessary to attract and retain high quality investment management personnel and to provide high quality services to the Funds. The Board concluded that the subadvisory fees were reasonable in light of the factors discussed above.

        SUNAMERICA SPECIALTY SERIES
        APPROVAL OF ADVISORY AGREEMENT AND SUBADVISORY AGREEMENTS-- APRIL 30, 2012 -- (UNAUDITED) (CONTINUED)


It was noted that the Board did not review specific information whether shareholders would benefit from economies of scale with respect to the Funds as these funds have not yet commenced operations.

The Board also received and reviewed information regarding the Subadvisers' brokerage and soft dollar practices. The Board considered that the Subadvisers would be responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and negotiation of commission rates. The Board also considered the potential benefits that the Subadvisers may derive from soft dollar arrangements, including arrangements under which brokers would provide brokerage and/or research services to the Subadvisers in return for allocating brokerage.

Conclusion. After a full and complete discussion, the Board approved the Advisory Agreement and Subadvisory Agreements, each for an initial term ending June 30, 2013. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and Subadvisory Agreements were fair and reasonable and in the best interests of the Funds and the Funds' shareholders. In arriving at a decision to approve the Advisory Agreement and Subadvisory Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

[LOGO] SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES                       OTHER INFORMATION                          This report is submitted solely for the
 Richard W. Grant                        The most recent annual and/or quar-        general information of shareholders of
 Dr. Judith L. Craven                    terly report of Prudential Financial,      the Funds. Distribution of this report
 William F. Devin                        Inc. and Prudential Global Funding,        to persons other than shareholders of
 Stephen J. Gutman                       Inc. is available without charge by call-  the Funds is authorized only in con-
 Peter A. Harbeck                        ing (800) 858-8850.                        nection with a currently effective pro-
 William J. Shea                                                                    spectus, setting forth details of the
                                         VOTING PROXIES ON FUND PORTFOLIO           Funds, which must precede or accom-
OFFICERS                                 SECURITIES                                 pany this report.
 John T. Genoy, President and Chief      A description of the policies and proce-
   Executive Officer                     dures that the Trust uses to determine     DELIVERY OF SHAREHOLDER DOCUMENTS
 Donna M. Handel, Treasurer              how to vote proxies related to securities  The Funds have adopted a policy that
 James Nichols, Vice President           held in a Fund's portfolio, which is       allows them to send only one copy of a
 Gregory N. Bressler, Chief Legal        available in the Trust's Statement of      Fund's prospectus, proxy material,
   Officer and Secretary                 Additional Information, may be ob-         annual report and semi-annual report
 Nori L. Gabert, Vice President and      tained without charge upon request, by     (the "shareholder documents") to
   Assistant Secretary                   calling (800) 858-8850. The in-            shareholders with multiple accounts
 Katherine Stoner, Vice President and    formation is also available from the       residing at the same "household." This
   Chief Compliance Officer              EDGAR database on the U.S. Secu-           practice is called householding and
 Gregory R. Kingston, Vice President     rities and Exchange Commission's           reduces Fund expenses, which benefits
   and Assistant Treasurer               website at http://www.sec.gov.             you and other shareholders. Unless the
 Kathleen Fuentes, Assistant Secretary                                              Funds receive instructions to the con-
 John E. McLean, Assistant Secretary     PROXY VOTING RECORD ON FUND                trary, you will only receive one copy of
 Shawn Parry, Assistant Treasurer        PORTFOLIO SECURITIES                       the shareholder documents. The Funds
 Matthew J. Hackethal, Anti-Money        Information regarding how the Trust        will continue to household the share-
   Laundering Compliance Officer         voted proxies related to securities held   holder documents indefinitely, until we
                                         in the Funds during the most recent        are instructed otherwise. If you do not
INVESTMENT ADVISER                       twelve month period ended June 30 is       wish to participate in householding
 SunAmerica Asset Management Corp.       available, once filed with the U.S.        please contact Shareholder Services at
 Harborside Financial Center             Securities and Exchange Commission,        (800) 858-8850 ext. 6010 or send a
 3200 Plaza 5                            without charge, upon request, by call-     written request with your name, the
 Jersey City, NJ 07311-4992              ing (800) 858-8850 or on the U.S.          name of your fund(s) and your account
                                         Securities and Exchange Commission         number(s) to SunAmerica Mutual
DISTRIBUTOR                              website at http://www.sec.gov.             Funds c/o BFDS, P.O. Box 219186,
 SunAmerica Capital Services, Inc.                                                  Kansas City MO, 64121-9186. We
 Harborside Financial Center             DISCLOSURE OF QUARTERLY PORTFOLIO          will resume individual mailings for
 3200 Plaza 5                            HOLDINGS                                   your account within thirty (30) days of
 Jersey City, NJ 07311-4992              The Trust is required to file its com-     receipt of your request.
                                         plete schedule of portfolio holdings
SHAREHOLDER SERVICING AGENT              with the U.S. Securities and Exchange      The accompanying report has not been
 SunAmerica Fund Services, Inc.          Commission for its first and third fiscal  audited by independent accountants
 Harborside Financial Center             quarters on Form N-Q. The Trust's          and accordingly no opinion has been
 3200 Plaza 5                            Forms N-Q are available on the U.S.        expressed thereon.
 Jersey City, NJ 07311-4992              Securities and Exchange Commission
                                         website at www.sec.gov. You can also
CUSTODIAN AND TRANSFER AGENT             review and obtain copies of the Forms
 State Street Bank and Trust Company     N-Q at the U.S. Securities and Ex-
 P.O. Box 5607                           change Commission Public Reference
 Boston, MA 02110                        Room in Washington DC (informa
                                         tion on the operation of the Public
                                         Reference Room may be obtained by
                                         calling 1-800-SEC-0330).

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1
                       GO TO WWW.SAFUNDS.COM

                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

[LOGO]


FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.


Distributed by: SunAmerica Capital Services, Inc.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

HWSAN-4/12

Item 2.  Code of Ethics.

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 299.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: July 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    -------------------
    John T. Genoy
    President

Date: July 6, 2012

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: July 6, 2012